PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — 88.9%

Advertising — 0.1%
Adesto Technologies Corp.*	1,000	$8,560
Boston Omaha Corp., Class A*	400	7,932
Clear Channel Outdoor Holdings, Inc.*	600	1,512
Fluent, Inc.*	1,700	4,649
Marchex, Inc., Class B*	1,500	4,710
MDC Partners, Inc., Class A*	1,800	5,076
SharpSpring, Inc.*	400	3,880
Telaria, Inc.*	1,300	8,983
Yext, Inc.*	3,100	49,259
		94,561

Aerospace & Defense — 0.9%
AAR Corp.	1,069	44,054
Aerojet Rocketdyne Holdings, Inc.*	2,440	123,244
AeroVironment, Inc.*	718	38,456
Astronics Corp.*	895	26,295
Cubic Corp.	1,069	75,290
Ducommun, Inc.*	400	16,960
Kaman Corp.	948	56,368
Kratos Defense & Security Solutions, Inc.*	3,122	58,054
Moog, Inc., Class A	1,091	88,502
National Presto Industries, Inc.	190	16,927
Park Aerospace Corp.	533	9,359
Triumph Group, Inc.	1,600	36,608
		590,117

Agriculture — 0.2%
22nd Century Group, Inc.*	3,700	8,362
Alico, Inc.	151	5,137
Cadiz, Inc.*	300	3,747
Limoneira Co.	600	11,016
Pyxus International, Inc.*	300	3,924
Tejon Ranch Co.*	825	14,000
The Andersons, Inc.	1,132	25,391
Turning Point Brands, Inc.	300	6,918
Universal Corp.	855	46,862
Vector Group Ltd.	3,557	42,364
		167,721

Airlines — 0.4%
Allegiant Travel Co.	455	68,095
Hawaiian Holdings, Inc.	1,626	42,699
Mesa Air Group, Inc.*	900	6,071
SkyWest, Inc.	1,681	96,489
Spirit Airlines, Inc.*	2,300	83,490
		296,844

Apparel — 0.8%
Crocs, Inc.*	2,200	61,072
Deckers Outdoor Corp.*	1,000	147,360
Delta Apparel, Inc.*	300	7,125
G-III Apparel Group Ltd.*	1,508	38,861
Kontoor Brands, Inc.	1,500	52,650
Oxford Industries, Inc.	608	43,594
Rocky Brands, Inc.	200	6,646
Steven Madden Ltd.	2,873	102,825
Superior Group of Cos, Inc.	200	3,224
Unifi, Inc.*	460	10,083

	Number of Shares	Value†

Apparel — (continued)
Weyco Group, Inc.	200	$4,522
Wolverine World Wide, Inc.	2,882	81,445
		559,407

Auto Manufacturers — 0.1%
Blue Bird Corp.*	392	7,462
Navistar International Corp.*	1,600	44,976
REV Group, Inc.	1,000	11,430
Wabash National Corp.	1,800	26,118
		89,986

Auto Parts & Equipment — 1.1%
Adient PLC	3,000	68,880
Altra Industrial Motion Corp.	2,203	61,012
American Axle & Manufacturing Holdings, Inc.*	3,716	30,546
Commercial Vehicle Group, Inc.*	1,000	7,210
Cooper Tire & Rubber Co.	1,749	45,684
Cooper-Standard Holdings, Inc.*	600	24,528
Dana, Inc.	4,996	72,142
Dorman Products, Inc.*	892	70,950
Douglas Dynamics, Inc.	700	31,199
Gentherm, Inc.*	1,168	47,987
Meritor, Inc.*	2,645	48,933
Miller Industries, Inc.	443	14,752
Modine Manufacturing Co.*	1,577	17,930
Motorcar Parts of America, Inc.*	700	11,830
Spartan Motors, Inc.	1,000	13,720
Standard Motor Products, Inc.	700	33,985
Tenneco, Inc., Class A	1,600	20,032
Titan International, Inc.	1,913	5,165
Visteon Corp.*	900	74,286
		700,771

Banks — 9.4%
1st Constitution Bancorp	400	7,500
1st Source Corp.	488	22,316
ACNB Corp.	300	10,290
Allegiance Bancshares, Inc.*	700	22,463
Amalgamated Bank, Class A	300	4,806
Amerant Bancorp, Inc.*	700	14,679
American National Bankshares, Inc.	400	14,188
Ameris Bancorp	2,012	80,963
Ames National Corp.	299	8,554
Arrow Financial Corp.	424	14,157
Atlantic Capital Bancshares, Inc.*	800	13,872
Atlantic Union Bankshares Corp.	2,807	104,547
BancFirst Corp.	620	34,360
Banco Latinoamericano de Comercio Exterior S.A.	1,110	22,133
BancorpSouth Bank	3,249	96,203
Bank First Corp.	200	13,236
Bank of Commerce Holdings	300	3,267
Bank of Marin Bancorp	480	19,915
Bankwell Financial Group, Inc.	300	8,250
Banner Corp.	1,100	61,787
Bar Harbor Bankshares	597	14,883
Baycom Corp.*	400	9,084

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Banks — (continued)
BCB Bancorp, Inc.	700	$8,988
Boston Private Financial Holdings, Inc.	2,758	32,144
Bridge Bancorp, Inc.	507	14,987
Bridgewater Bancshares Inc.*	700	8,358
Bryn Mawr Bank Corp.	732	26,725
Business First Bancshares, Inc.	400	9,760
Byline Bancorp, Inc.*	900	16,092
C&F Financial Corp.	100	5,266
Cadence BanCorp	4,206	73,773
Cambridge Bancorp	100	7,501
Camden National Corp.	539	23,349
Capital City Bank Group, Inc.	469	12,874
Capstar Financial Holdings, Inc.	600	9,948
Carolina Financial Corp.	700	24,878
Carter Bank & Trust*	800	15,112
Cass Information Systems, Inc.	498	26,887
Cathay General Bancorp	2,650	92,048
CBTX, Inc.	700	19,516
CenterState Bank Corp.	4,205	100,857
Central Pacific Financial Corp.	900	25,560
Central Valley Community Bancorp	400	8,140
Century Bancorp, Inc., Class A	69	6,044
Chemung Financial Corp.	100	4,200
Citizens & Northern Corp.	356	9,356
City Holding Co.	548	41,785
Civista Bancshares, Inc.	400	8,692
CNB Financial Corp.	474	13,604
Coastal Financial Corp.*	300	4,533
Codorus Valley Bancorp, Inc.	263	6,117
Colony Bankcorp, Inc.	300	4,605
Columbia Banking System, Inc.	2,468	91,069
Community Bank System, Inc.	1,737	107,156
Community Trust Bancorp, Inc.	583	24,824
ConnectOne Bancorp, Inc.	1,060	23,532
Customers Bancorp, Inc.*	980	20,325
CVB Financial Corp.	4,592	95,835
DNB Financial Corp.	100	4,451
Eagle Bancorp, Inc.	1,173	52,339
Enterprise Bancorp, Inc.	313	9,384
Enterprise Financial Services Corp.	782	31,867
Equity Bancshares, Inc., Class A*	500	13,405
Esquire Financial Holdings, Inc.*	300	7,440
Evans Bancorp, Inc.	200	7,480
Farmers & Merchants Bancorp, Inc.	400	10,384
Farmers National Banc Corp.	700	10,136
FB Financial Corp.	500	18,775
Fidelity D&D Bancorp, Inc.	100	6,225
Financial Institutions, Inc.	440	13,279
First Bancorp	924	33,172
First BanCorp Puerto Rico	7,200	71,856
First Bancorp, Inc.	434	11,931
First Bank/Hamilton NJ	800	8,664
First Busey Corp.	1,813	45,833
First Business Financial Services, Inc.	400	9,632
First Choice Bancorp	300	6,396
First Commonwealth Financial Corp.	3,321	44,103

	Number of Shares	Value†

Banks — (continued)
First Community Bankshares, Inc.	426	$13,790
First Financial Bancorp	3,282	80,327
First Financial Bankshares, Inc.	4,404	146,785
First Financial Corp.	380	16,519
First Foundation, Inc.	1,200	18,330
First Internet Bancorp	300	6,423
First Interstate BancSystem, Inc., Class A	1,287	51,789
First Merchants Corp.	1,830	68,872
First Mid Bancshares, Inc.	500	17,310
First Midwest Bancorp, Inc.	3,614	70,401
First Northwest Bancorp	200	3,464
FNCB Bancorp, Inc.	800	6,248
Franklin Financial Network, Inc.	400	12,084
Franklin Financial Services Corp.	200	7,110
Fulton Financial Corp.	5,503	89,039
FVCBankcorp, Inc.*	500	8,780
German American Bancorp, Inc.	738	23,653
Glacier Bancorp, Inc.	2,821	114,138
Great Southern Bancorp, Inc.	371	21,128
Great Western Bancorp, Inc.	1,900	62,700
Guaranty Bancshares, Inc.	300	9,177
Hancock Whitney Corp.	3,079	117,897
Hanmi Financial Corp.	913	17,146
HarborOne Bancorp, Inc.*	1,077	10,840
Hawthorn Bancshares, Inc.	200	4,766
Heartland Financial USA, Inc.	1,117	49,975
Heritage Commerce Corp.	1,200	14,106
Heritage Financial Corp.	1,230	33,161
Home BancShares, Inc.	5,335	100,271
Hope Bancorp, Inc.	4,067	58,321
Horizon Bancorp, Inc.	1,350	23,436
Howard Bancorp, Inc.*	500	8,345
IBERIABANK Corp.	1,746	131,893
Independent Bank Corp.	800	17,052
Independent Bank Corp.	1,155	86,221
Independent Bank Group, Inc.	1,250	65,763
International Bancshares Corp.	1,825	70,481
Investar Holding Corp.	300	7,140
Kearny Financial Corp.	2,745	35,795
Lakeland Bancorp, Inc.	1,711	26,401
Lakeland Financial Corp.	791	34,788
LCNB Corp.	400	7,096
LegacyTexas Financial Group, Inc.	1,566	68,168
Level One Bancorp, Inc.	200	4,824
Live Oak Bancshares, Inc.	900	16,290
Luther Burbank Corp.	800	9,064
Macatawa Bank Corp.	800	8,312
Mackinac Financial Corp.	400	6,184
MainStreet Bancshares, Inc.*	300	6,315
Mercantile Bank Corp.	500	16,400
Merchants Bancorp	200	3,308
Metropolitan Bank Holding Corp.*	200	7,866
Mid Penn Bancorp, Inc.	200	5,126
Midland States Bancorp, Inc.	700	18,235
MidWestOne Financial Group, Inc.	400	12,208
MVB Financial Corp.	200	3,970

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Banks — (continued)
National Bankshares, Inc.	219	$8,771
NBT Bancorp, Inc.	1,469	53,751
Nicolet Bankshares, Inc.*	300	19,971
Northeast Bank	300	6,651
Northrim BanCorp, Inc.	200	7,934
Norwood Financial Corp.	200	6,322
Oak Valley Bancorp	113	1,895
OFG Bancorp	1,810	39,639
Ohio Valley Banc Corp.	200	7,298
Old Line Bancshares, Inc.	500	14,505
Old National Bancorp	5,761	99,118
Old Second Bancorp, Inc.	800	9,776
OP Bancorp	700	6,846
Opus Bank	700	15,239
Origin Bancorp, Inc.	600	20,244
Orrstown Financial Services, Inc.	400	8,760
Pacific Mercantile Bancorp*	800	6,008
Park National Corp.	424	40,199
Parke Bancorp, Inc.	400	8,888
PCB Bancorp	300	4,935
PCSB Financial Corp.	500	9,995
Peapack Gladstone Financial Corp.	636	17,827
Penns Woods Bancorp, Inc.	168	7,770
People’s Utah Bancorp	600	16,974
Peoples Bancorp of North Carolina, Inc.	200	5,942
Peoples Bancorp, Inc.	572	18,195
Peoples Financial Services Corp.	300	13,587
Preferred Bank	500	26,190
Premier Financial Bancorp, Inc.	550	9,444
Provident Bancorp, Inc.*	200	4,806
QCR Holdings, Inc.	500	18,990
RBB Bancorp	600	11,814
Reliant Bancorp, Inc.	400	9,592
Renasant Corp.	1,935	67,744
Republic Bancorp, Inc., Class A	287	12,470
Republic First Bancorp, Inc.*	1,700	7,140
S&T Bancorp, Inc.	1,159	42,338
Sandy Spring Bancorp, Inc.	1,150	38,767
SB One Bancorp	200	4,512
Seacoast Banking Corp of Florida*	1,740	44,039
Select Bancorp, Inc.*	300	3,480
ServisFirst Bancshares, Inc.	1,600	53,040
Shore Bancshares, Inc.	600	9,246
Sierra Bancorp	412	10,943
Simmons First National Corp., Class A	3,096	77,090
SmartFinancial, Inc.*	400	8,332
South State Corp.	1,180	88,854
Southern First Bancshares, Inc.*	300	11,955
Southern National Bancorp of Virginia, Inc.	600	9,234
Southside Bancshares, Inc.	1,071	36,532
Spirit of Texas Bancshares, Inc.*	400	8,620
Sterling Bancorp, Inc.	700	6,832
Stock Yards Bancorp, Inc.	667	24,472
Summit Financial Group, Inc.	400	10,240
The Bancorp, Inc.*	1,512	14,969
The Bank of NT Butterfield & Son Ltd.	1,900	56,316

	Number of Shares	Value†

Banks — (continued)
The Bank of Princeton	200	$5,812
The Community Financial Corp.	100	3,347
The First Bancshares, Inc.	500	16,150
The First of Long Island Corp.	889	20,225
Tompkins Financial Corp.	458	37,158
Towne Bank	2,177	60,531
TriCo Bancshares	898	32,597
TriState Capital Holdings, Inc.*	700	14,728
Triumph Bancorp, Inc.*	900	28,701
TrustCo Bank Corp.	3,252	26,504
Trustmark Corp.	2,230	76,065
UMB Financial Corp.	1,481	95,643
Union Bankshares, Inc., Morrisville VT	100	3,156
United Bankshares, Inc.	3,356	127,092
United Community Banks, Inc.	2,678	75,921
United Security Bancshares	700	7,364
Unity Bancorp, Inc.	400	8,860
Univest Corp.	987	25,178
Valley National Bancorp	11,035	119,950
Veritex Holdings, Inc.	1,853	44,963
Walker & Dunlop, Inc.	900	50,337
Washington Trust Bancorp, Inc.	470	22,706
WesBanco, Inc.	1,738	64,949
West Bancorporation, Inc.	478	10,392
Westamerica Bancorporation	873	54,283
Western New England Bancorp, Inc.	1,000	9,530
		6,245,059

Beverages — 0.3%
Celsius Holdings, Inc.*	1,100	3,823
Coca-Cola Consolidated, Inc.	152	46,188
Craft Brew Alliance, Inc.*	200	1,638
Farmer Brothers Co.*	204	2,642
MGP Ingredients, Inc.	400	19,872
National Beverage Corp.	442	19,607
New Age Beverages Corp.*	2,800	7,728
Primo Water Corp.*	1,000	12,280
The Boston Beer Co., Inc., Class A*	280	101,942
		215,720

Biotechnology — 5.0%
Abeona Therapeutics, Inc.*	900	2,034
ACADIA Pharmaceuticals, Inc.*	3,500	125,965
Acceleron Pharma, Inc.*	1,500	59,265
Achillion Pharmaceuticals, Inc.*	4,300	15,480
Acorda Therapeutics, Inc.*	1,731	4,968
ADMA Biologics, Inc.*	1,300	5,785
Aduro Biotech, Inc.*	2,800	2,968
Adverum Biotechnologies, Inc.*	1,700	9,265
Affimed NV*	2,600	7,644
Agenus, Inc.*	3,200	8,256
AgeX Therapeutics, Inc.*	310	608
Albireo Pharma, Inc.*	300	6,000
Alder Biopharmaceuticals, Inc.*	2,600	49,036
Aldeyra Therapeutics, Inc.*	400	2,108
Allakos, Inc.*	600	47,178
Allogene Therapeutics, Inc.*	1,300	35,432

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Biotechnology — (continued)
AMAG Pharmaceuticals, Inc.*	956	$11,042
AnaptysBio, Inc.*	800	27,992
Anavex Life Sciences Corp.*	1,900	6,004
ANI Pharmaceuticals, Inc.*	300	21,864
Arcus Biosciences, Inc.*	1,200	10,920
Ardelyx, Inc.*	1,400	6,580
Arena Pharmaceuticals, Inc.*	1,650	75,520
ArQule, Inc.*	3,300	23,661
Arrowhead Pharmaceuticals, Inc.*	3,100	87,358
Assembly Biosciences, Inc.*	700	6,881
Atara Biotherapeutics, Inc.*	1,400	19,768
Athersys, Inc.*	3,600	4,788
Audentes Therapeutics, Inc.*	1,500	42,135
Avid Bioservices, Inc.*	2,100	11,130
Avrobio, Inc.*	500	7,060
BioCryst Pharmaceuticals, Inc.*	3,400	9,741
Biohaven Pharmaceutical Holding Co., Ltd.*	1,300	54,236
Blueprint Medicines Corp.*	1,600	117,552
Bridgebio Pharma, Inc.*	800	17,176
Calyxt, Inc.*	300	1,692
Cambrex Corp.*	1,167	69,436
CASI Pharmaceuticals, Inc.*	1,600	5,344
CEL-SCI Corp.*	1,100	9,834
Cellular Biomedicine Group, Inc.*	300	4,458
Cerecor, Inc.*	1,000	3,290
ChromaDex Corp.*	800	3,148
Coherus Biosciences, Inc.*	2,200	44,572
Constellation Pharmaceuticals, Inc.*	700	4,522
Cortexyme, Inc.*	100	2,493
Crinetics Pharmaceuticals, Inc.*	300	4,512
Cue Biopharma, Inc.*	700	5,901
Cymabay Therapeutics, Inc.*	2,600	13,312
Cytokinetics, Inc.*	2,000	22,760
CytomX Therapeutics, Inc.*	1,500	11,070
Deciphera Pharmaceuticals, Inc.*	500	16,970
Denali Therapeutics, Inc.*	1,500	22,980
Dermira, Inc.*	1,700	10,863
Dicerna Pharmaceuticals, Inc.*	1,700	24,412
Dynavax Technologies Corp.*	2,320	8,294
Editas Medicine, Inc.*	1,700	38,658
Eidos Therapeutics, Inc.*	300	10,791
Eiger BioPharmaceuticals, Inc.*	900	9,225
Eloxx Pharmaceuticals, Inc.*	800	3,616
Emergent BioSolutions, Inc.*	1,558	81,452
Enzo Biochem, Inc.*	1,800	6,480
Epizyme, Inc.*	2,800	28,882
Evelo Biosciences, Inc.*	700	4,270
EyePoint Pharmaceuticals, Inc.*	3,000	5,430
Fate Therapeutics, Inc.*	1,900	29,507
Five Prime Therapeutics, Inc.*	1,100	4,263
Forty Seven, Inc.*	400	2,568
Geron Corp.*	6,550	8,712
GlycoMimetics, Inc.*	1,300	5,603
Gossamer Bio, Inc.*	1,400	23,506
Halozyme Therapeutics, Inc.*	4,989	77,379
Homology Medicines, Inc.*	900	16,290

	Number of Shares	Value†

Biotechnology — (continued)
ImmunoGen, Inc.*	4,863	$11,768
Immunomedics, Inc.*	5,836	77,385
Innoviva, Inc.*	2,300	24,242
Inovio Pharmaceuticals, Inc.*	2,500	5,125
Insmed, Inc.*	3,000	52,920
Intellia Therapeutics, Inc.*	1,300	17,355
Intercept Pharmaceuticals, Inc.*	865	57,401
Intrexon Corp.*	2,700	15,444
Iovance Biotherapeutics, Inc.*	4,000	72,800
Karyopharm Therapeutics, Inc.*	1,900	18,278
Kezar Life Sciences, Inc.*	300	984
Kiniksa Pharmaceuticals Ltd., Class A*	300	2,553
Krystal Biotech, Inc.*	300	10,418
Kura Oncology, Inc.*	1,100	16,687
Lexicon Pharmaceuticals, Inc.*	1,760	5,298
Ligand Pharmaceuticals, Inc.*	635	63,208
Lineage Cell Therapeutics, Inc.*	3,100	3,038
Liquidia Technologies, Inc.*	600	2,136
Livongo Health, Inc.*	500	8,720
LogicBio Therapeutics, Inc.*	400	4,324
MacroGenics, Inc.*	1,700	21,692
Magenta Therapeutics, Inc.*	600	6,156
Marker Therapeutics, Inc.*	1,100	5,621
MEI Pharma, Inc.*	2,800	4,704
MeiraGTx Holdings PLC*	500	7,975
Molecular Templates, Inc.*	800	5,272
Momenta Pharmaceuticals, Inc.*	3,282	42,535
Myriad Genetics, Inc.*	2,300	65,849
NeoGenomics, Inc.*	3,200	61,184
Novavax, Inc.*	811	4,071
Omeros Corp.*	1,500	24,495
Pacific Biosciences of California, Inc.*	4,600	23,736
Palatin Technologies, Inc.*	4,900	4,453
Paratek Pharmaceuticals, Inc.*	900	3,888
PDL BioPharma, Inc.*	4,517	9,757
Pfenex, Inc.*	500	4,220
Pieris Pharmaceuticals, Inc.*	1,300	4,433
PolarityTE, Inc.*	300	969
Precision BioSciences, Inc.*	400	3,356
Prothena Corp. PLC*	1,400	10,976
PTC Therapeutics, Inc.*	2,000	67,640
Puma Biotechnology, Inc.*	900	9,689
REGENXBIO, Inc.*	1,100	39,160
Repligen Corp.*	1,700	130,373
Replimune Group, Inc.*	500	6,950
resTORbio, Inc.*	600	5,304
Retrophin, Inc.*	1,500	17,385
Rigel Pharmaceuticals, Inc.*	6,090	11,388
RTI Surgical Holdings, Inc.*	2,035	5,800
Rubius Therapeutics, Inc.*	1,300	10,205
Sangamo Therapeutics, Inc.*	4,003	36,227
Savara, Inc.*	1,000	2,650
Scholar Rock Holding Corp.*	600	5,370
Senseonics Holdings, Inc.*	2,500	2,471
Solid Biosciences, Inc.*	400	4,136
Spark Therapeutics, Inc.*	1,100	106,678

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Biotechnology — (continued)
Spectrum Pharmaceuticals, Inc.*	4,014	$33,296
Stemline Therapeutics, Inc.*	1,400	14,574
Stoke Therapeutics, Inc.*	300	6,447
Strongbridge Biopharma PLC*	1,700	4,063
Syndax Pharmaceuticals, Inc.*	800	5,976
Synlogic, Inc.*	600	1,374
Synthorx, Inc.*	300	4,881
TCR2 Therapeutics, Inc.*	400	6,012
The Medicines Co.*	2,592	129,600
Theravance Biopharma, Inc.*	1,500	29,220
Tocagen, Inc.*	1,000	662
Translate Bio, Inc.*	1,100	10,901
TransMedics Group, Inc.*	300	7,125
Twist Bioscience Corp.*	800	19,104
Ultragenyx Pharmaceutical, Inc.*	1,900	81,282
UNITY Biotechnology, Inc.*	900	5,490
Veracyte, Inc.*	1,600	38,400
Vericel Corp.*	1,400	21,196
Viking Therapeutics, Inc.*	2,400	16,512
WaVe Life Sciences Ltd.*	700	14,371
X4 Pharmaceuticals, Inc.*	300	3,813
XBiotech, Inc.*	700	7,322
Y-mAbs Therapeutics, Inc.*	700	18,242
ZIOPHARM Oncology, Inc.*	5,727	24,512
		3,341,122

Building Materials — 1.8%
AAON, Inc.	1,385	63,627
Apogee Enterprises, Inc.	843	32,869
Armstrong Flooring, Inc.*	500	3,195
Boise Cascade Co.	1,400	45,626
Builders FirstSource, Inc.*	3,973	81,745
Caesarstone Ltd.	600	9,966
Comfort Systems USA, Inc.	1,227	54,270
Continental Building Products, Inc.*	1,200	32,748
Cornerstone Building Brands, Inc.*	1,664	10,067
Forterra, Inc.*	900	6,507
Gibraltar Industries, Inc.*	1,101	50,580
Griffon Corp.	1,256	26,338
JELD-WEN Holding, Inc.*	2,300	44,367
Louisiana-Pacific Corp.	4,294	105,547
Masonite International Corp.*	800	46,400
Patrick Industries, Inc.*	775	33,232
PGT Innovations, Inc.*	1,900	32,813
Quanex Building Products Corp.	1,025	18,532
Select Interior Concepts, Inc., Class A*	900	11,673
Simpson Manufacturing Co., Inc.	1,485	103,014
Summit Materials, Inc., Class A*	3,805	84,471
Trex Co., Inc.*	2,024	184,042
Universal Forest Products, Inc.	2,049	81,714
US Concrete, Inc.*	600	33,168
		1,196,511

Chemicals — 1.9%
AdvanSix, Inc.*	1,000	25,720
American Vanguard Corp.	1,078	16,925
Amyris, Inc.*	1,500	7,140

	Number of Shares	Value†

Chemicals — (continued)
Balchem Corp.	1,105	$109,605
Codexis, Inc.*	1,700	23,315
CSW Industrials, Inc.	500	34,515
Ferro Corp.*	2,838	33,659
GCP Applied Technologies, Inc.*	1,900	36,575
H.B. Fuller Co.	1,680	78,221
Hawkins, Inc.	349	14,832
Ingevity Corp.*	1,400	118,776
Innophos Holdings, Inc.	596	19,346
Innospec, Inc.	800	71,312
Intrepid Potash, Inc.*	3,700	12,099
Kraton Corp.*	1,041	33,614
Kronos Worldwide, Inc.	900	11,133
Landec Corp.*	718	7,805
Minerals Technologies, Inc.	1,228	65,194
Oil-Dri Corp of America	97	3,304
OMNOVA Solutions, Inc.*	1,268	12,769
Orion Engineered Carbons S.A.	2,100	35,091
PolyOne Corp.	2,555	83,421
PQ Group Holdings, Inc.*	1,100	17,534
Quaker Chemical Corp.	456	72,112
Rayonier Advanced Materials, Inc.	1,900	8,227
Rogers Corp.*	624	85,307
Sensient Technologies Corp.	1,458	100,092
Stepan Co.	708	68,718
Tronox Holdings PLC, Class A	3,400	28,220
		1,234,581

Coal — 0.2%
Arch Coal, Inc., Class A	500	37,100
CONSOL Energy, Inc.*	900	14,067
Hallador Energy Co.	900	3,258
Peabody Energy Corp.	2,300	33,856
SunCoke Energy, Inc.*	2,541	14,331
Warrior Met Coal, Inc.	1,800	35,136
		137,748

Commercial Services — 5.6%
Aaron’s, Inc.	2,300	147,798
ABM Industries, Inc.	2,239	81,320
Acacia Research Corp.*	1,880	5,038
Adtalem Global Education, Inc.*	1,900	72,371
Alarm.com Holdings, Inc.*	1,300	60,632
American Public Education, Inc.*	555	12,399
AMN Healthcare Services, Inc.*	1,509	86,858
Arlo Technologies, Inc.*	2,433	8,297
ASGN, Inc.*	1,752	110,131
Avis Budget Group, Inc.*	2,000	56,520
B. Riley Financial, Inc.	800	18,896
Barrett Business Services, Inc.	242	21,494
BG Staffing, Inc.	400	7,644
BrightView Holdings, Inc.*	900	15,435
Cardtronics PLC, Class A*	1,263	38,193
Care.com, Inc.*	800	8,360
Career Education Corp.*	2,300	36,547
Carriage Services, Inc.	600	12,264
CBIZ, Inc.*	1,740	40,890

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Commercial Services — (continued)
Chegg, Inc.*	3,900	$116,805
Collectors Universe, Inc.	300	8,544
CorVel Corp.*	262	19,833
CRA International, Inc.	274	11,500
Cross Country Healthcare, Inc.*	1,084	11,165
Deluxe Corp.	1,507	74,084
Emerald Expositions Events, Inc.	700	6,811
Ennis, Inc.	858	17,340
Everi Holdings, Inc.*	2,400	20,304
EVERTEC, Inc.	2,039	63,658
Evo Payments, Inc., Class A*	1,100	30,932
ExlService Holdings, Inc.*	1,100	73,656
Forrester Research, Inc.	375	12,053
Franklin Covey Co.*	397	13,895
FTI Consulting, Inc.*	1,256	133,123
Great Lakes Dredge & Dock Corp.*	1,951	20,388
Green Dot Corp., Class A*	1,642	41,461
Healthcare Services Group, Inc.	2,480	60,239
HealthEquity, Inc.*	2,300	131,433
Heidrick & Struggles International, Inc.	669	18,264
Herc Holdings, Inc.*	800	37,208
Hertz Global Holdings, Inc.*	3,570	49,409
HMS Holdings Corp.*	2,915	100,465
Huron Consulting Group, Inc.*	728	44,656
I3 Verticals, Inc., Class A*	400	8,048
ICF International, Inc.	648	54,737
Information Services Group, Inc.*	1,600	3,976
Insperity, Inc.	1,299	128,107
International Money Express, Inc.*	500	6,870
James River Group Holdings Ltd.	1,000	51,240
K12, Inc.*	1,252	33,053
Kelly Services, Inc., Class A	1,014	24,559
Kforce, Inc.	686	25,955
Korn/Ferry International	1,890	73,030
Laureate Education, Inc., Class A*	3,200	53,040
LiveRamp Holdings, Inc.*	2,267	97,390
LSC Communications, Inc.	1,300	1,794
Matthews International Corp., Class A	1,005	35,567
MAXIMUS, Inc.	2,188	169,045
McGrath RentCorp	853	59,360
Medifast, Inc.	397	41,141
Monro Inc	1,137	89,834
National Research Corp.	387	22,349
Navigant Consulting, Inc.	1,384	38,683
PRGX Global, Inc.*	1,100	5,665
Quad/Graphics, Inc.	1,300	13,663
Rent-A-Center, Inc.	1,753	45,210
Resources Connection, Inc.	922	15,665
RR Donnelley & Sons Co.	2,700	10,179
SEACOR Marine Holdings, Inc.*	603	7,580
Sotheby’s*	1,041	59,316
SP Plus Corp.*	693	25,641
Strategic Education, Inc.	718	97,562
Team, Inc.*	983	17,743
The Brink’s Co.	1,710	141,844
The Hackett Group, Inc.	716	11,785

	Number of Shares	Value†

Commercial Services — (continued)
The Providence Service Corp.*	400	$23,784
TriNet Group, Inc.*	1,500	93,285
TrueBlue, Inc.*	1,376	29,034
Vectrus, Inc.*	300	12,195
Viad Corp.	671	45,058
Willdan Group, Inc.*	300	10,524
WW International, Inc.*	1,600	60,512

		3,702,336

Computers — 2.3%
3D Systems Corp.*	3,600	29,340
A10 Networks, Inc.*	2,000	13,880
Agilysys, Inc.*	476	12,191
Carbon Black, Inc.*	2,000	51,980
Carbonite, Inc.*	1,100	17,039
Conduent, Inc.*	6,100	37,942
Diebold Nixdorf, Inc.*	2,400	26,880
Digimarc Corp.*	400	15,636
ForeScout Technologies, Inc.*	1,400	53,088
Immersion Corp.*	842	6,441
Insight Enterprises, Inc.*	1,243	69,223
LivePerson, Inc.*	2,025	72,293
Lumentum Holdings, Inc.*	2,613	139,952
Mercury Systems, Inc.*	1,836	149,028
Mitek Systems, Inc.*	1,400	13,510
MTS Systems Corp.	560	30,940
NetScout Systems, Inc.*	2,565	59,149
OneSpan, Inc.*	1,028	14,906
PAR Technology Corp.*	300	7,131
Parsons Corp.*	700	23,086
Perspecta, Inc.	4,800	125,376
PlayAGS, Inc.*	800	8,224
Presidio, Inc.	1,400	23,660
Qualys, Inc.*	1,100	83,127
Rimini Street, Inc.*	900	3,942
Science Applications International Corp.	2,015	176,010
StarTek, Inc.*	700	4,529
Stratasys Ltd.*	1,800	38,349
Sykes Enterprises, Inc.*	1,336	40,935
Tenable Holdings, Inc.*	1,300	29,094
TTEC Holdings, Inc.	507	24,275
Unisys Corp.*	1,624	12,066
Varonis Systems, Inc.*	1,000	59,780
Virtusa Corp.*	989	35,624
Vocera Communications, Inc.*	1,100	27,115

		1,535,741

Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.*	1,800	58,482
elf Beauty, Inc.*	800	14,008
Inter Parfums, Inc.	624	43,661
Revlon, Inc., Class A*	270	6,343

		122,494

Distribution & Wholesale — 0.7%
Anixter International, Inc.*	1,034	71,470
Beacon Roofing Supply, Inc.*	2,281	76,482
BlueLinx Holdings, Inc.*	300	9,699

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Distribution & Wholesale — (continued)
Core-Mark Holding Co., Inc.	1,564	$50,228
EVI Industries, Inc.	200	6,384
Fossil Group, Inc.*	1,700	21,267
H&E Equipment Services, Inc.	1,159	33,449
Owens & Minor, Inc.	2,276	13,224
ScanSource, Inc.*	881	26,914
SiteOne Landscape Supply, Inc.*	1,400	103,628
Titan Machinery, Inc.*	523	7,500
Triton International Ltd.	1,893	64,059
Veritiv Corp.*	500	9,040

		493,344

Diversified Financial Services — 2.0%
Aircastle Ltd.	1,676	37,593
Altisource Portfolio Solutions SA*	300	6,066
Ares Management Corp., Class A	2,100	56,301
Artisan Partners Asset Management, Inc., Class A	1,700	48,008
Assetmark Financial Holdings, Inc.*	500	13,025
Brightsphere Investment Group, Inc.	2,500	24,775
Cohen & Steers, Inc.	717	39,385
Cowen, Inc., Class A*	947	14,574
Curo Group Holdings Corp.*	400	5,312
Diamond Hill Investment Group, Inc.	107	14,780
Elevate Credit, Inc.*	1,100	4,631
Encore Capital Group, Inc.*	1,097	36,557
Enova International, Inc.*	1,229	25,502
Federal Agricultural Mortgage Corp., Class C	300	24,498
Federated Investors, Inc., Class B	3,300	106,953
Focus Financial Partners, Inc., Class A*	1,100	26,180
GAIN Capital Holdings, Inc.	800	4,224
GAMCO Investors, Inc., Class A	215	4,203
Greenhill & Co., Inc.	500	6,560
Hamilton Lane, Inc., Class A	700	39,872
Houlihan Lokey, Inc.	1,400	63,140
INTL. FCStone, Inc.*	593	24,349
Ladenburg Thalmann Financial Services, Inc.	4,000	9,480
LendingClub Corp.*	2,360	30,869
Marlin Business Services Corp.	200	5,038
MMA Capital Holdings, Inc.*	200	6,000
Moelis & Co., Class A	1,600	52,560
Mr. Cooper Group, Inc.*	2,792	29,651
Nelnet, Inc., Class A	599	38,096
Ocwen Financial Corp.*	3,800	7,144
On Deck Capital, Inc.*	2,200	7,392
Oppenheimer Holdings, Inc., Class A	238	7,154
Paysign, Inc.*	1,100	11,110
PennyMac Financial Services, Inc.*	900	27,342
Piper Jaffray Cos.	487	36,759
PJT Partners, Inc., Class A	800	32,560
PRA Group, Inc.*	1,448	48,928
Pzena Investment Management, Inc., Class A	830	7,404
R1 RCM, Inc.*	3,600	32,148
Regional Management Corp.*	300	8,448
Sculptor Capital Management, Inc.	600	11,688

	Number of Shares	Value†

Diversified Financial Services — (continued)
Silvercrest Asset Management Group, Inc., Class A	400	$4,920
Stifel Financial Corp.	2,306	132,318
Teton Advisors, Inc., Class A	2	92
Virtus Investment Partners, Inc.	240	26,537
Waddell & Reed Financial, Inc., Class A	2,400	41,232
Westwood Holdings Group, Inc.	311	8,605
WisdomTree Investments, Inc.	4,800	25,080
World Acceptance Corp.*	213	27,160

		1,302,203

Electric — 2.0%
ALLETE, Inc.	1,751	153,055
Ameresco, Inc., Class A*	600	9,642
Atlantic Power Corp.*	4,127	9,657
Avista Corp.	2,239	108,457
Black Hills Corp.	2,048	157,143
Clearway Energy, Inc., Class A	1,100	19,074
Clearway Energy, Inc., Class C	2,400	43,800
El Paso Electric Co.	1,377	92,369
Genie Energy Ltd., Class B	600	4,476
MGE Energy, Inc.	1,142	91,211
NorthWestern Corp.	1,680	126,084
Ormat Technologies, Inc.	1,300	96,577
Otter Tail Corp.	1,292	69,445
PNM Resources, Inc.	2,710	141,137
Portland General Electric Co.	3,056	172,267
Spark Energy, Inc., Class A	400	4,220
Unitil Corp.	463	29,373

		1,327,987

Electrical Components & Equipment — 0.9%
Advanced Energy Industries, Inc.*	1,293	74,231
American Superconductor Corp.*	900	7,056
Belden, Inc.	1,355	72,276
Encore Wire Corp.	671	37,764
Energous Corp.*	700	2,320
EnerSys	1,423	93,833
Generac Holdings, Inc.*	2,049	160,519
Graham Corp.	266	5,283
Insteel Industries, Inc.	691	14,186
nLight, Inc.*	1,200	18,792
Novanta, Inc.*	1,100	89,892
Powell Industries, Inc.	229	8,965
SunPower Corp.*	2,300	25,231
Vicor Corp.*	622	18,361

		628,709

Electronics — 2.0%
Akoustis Technologies, Inc.*	1,100	8,525
Allied Motion Technologies, Inc.	200	7,062
Applied Optoelectronics, Inc.*	700	7,854
AVX Corp.	1,600	24,320
Badger Meter, Inc.	1,018	54,667
Bel Fuse, Inc., Class B	269	4,043
Benchmark Electronics, Inc.	1,313	38,156
Brady Corp., Class A	1,657	87,904
ESCO Technologies, Inc.	834	66,353

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Electronics — (continued)
FARO Technologies, Inc.*	620	$29,977
Fitbit, Inc., Class A*	7,100	27,051
Fluidigm Corp.*	2,500	11,575
GoPro, Inc., Class A*	3,700	19,184
II-VI, Inc.*	3,018	106,264
IMAX Corp.*	1,800	39,510
IntriCon Corp.*	200	3,888
Iteris, Inc.*	1,200	6,894
Itron, Inc.*	1,200	88,752
KEMET Corp.	1,900	34,542
Kimball Electronics, Inc.*	933	13,538
Mesa Laboratories, Inc.	122	29,008
Methode Electronics, Inc.	1,160	39,022
Napco Security Technologies, Inc.*	300	7,656
NVE Corp.	209	13,867
OSI Systems, Inc.*	557	56,569
Plexus Corp.*	1,003	62,698
Sanmina Corp.*	2,326	74,688
ShotSpotter, Inc.*	300	6,909
Stoneridge, Inc.*	873	27,037
Tech Data Corp.*	1,225	127,694
Transcat, Inc.*	300	7,683
TTM Technologies, Inc.*	3,129	38,158
Vishay Intertechnology, Inc.	4,500	76,185
Vishay Precision Group, Inc.*	300	9,822
Watts Water Technologies, Inc., Class A	917	85,950
ZAGG, Inc.*	900	5,643

		1,348,648

Energy-Alternate Sources — 0.6%
Clean Energy Fuels Corp.*	4,200	8,673
Enphase Energy, Inc.*	3,200	71,136
FutureFuel Corp.	1,100	13,134
Green Plains, Inc.	1,467	15,543
Pattern Energy Group, Inc., Class A	3,000	80,790
Plug Power, Inc.*	6,800	17,884
Renewable Energy Group, Inc.*	1,200	18,006
REX American Resources Corp.*	192	14,655
Sunrun, Inc.*	3,900	65,149
TerraForm Power, Inc., Class A	2,279	41,535
TPI Composites, Inc.*	1,000	18,750
Vivint Solar, Inc.*	1,700	11,118

		376,373

Engineering & Construction — 1.5%
Aegion Corp.*	955	20,418
Arcosa, Inc.	1,700	58,157
Argan, Inc.	536	21,059
Construction Partners, Inc., Class A*	500	7,790
Dycom Industries, Inc.*	1,053	53,756
EMCOR Group, Inc.	1,863	160,442
Exponent, Inc.	1,780	124,422
Granite Construction, Inc.	1,533	49,255
IES Holdings, Inc.*	400	8,236
KBR, Inc.	4,800	117,792
MasTec, Inc.*	2,064	134,015
Mistras Group, Inc.*	600	9,840

	Number of Shares	Value†

Engineering & Construction — (continued)
MYR Group, Inc.*	483	$15,113
NV5 Global, Inc.*	300	20,481
Sterling Construction Co.*	1,000	13,150
TopBuild Corp.*	1,100	106,073
Tutor Perini Corp.*	1,397	20,019
VSE Corp.	308	10,500
WillScot Corp.*	1,900	29,602

		980,120

Entertainment — 1.1%
AMC Entertainment Holdings, Inc., Class A	1,655	17,708
Churchill Downs, Inc.	1,202	148,393
Eldorado Resorts, Inc.*	2,200	87,714
Eros International PLC*	1,200	2,292
Golden Entertainment, Inc.*	600	7,974
International Speedway Corp., Class A	758	34,118
Marriott Vacations Worldwide Corp.	1,479	153,239
National CineMedia, Inc.	2,374	19,467
Penn National Gaming, Inc.*	3,732	69,508
RCI Hospitality Holdings, Inc.	400	8,272
Reading International, Inc., Class A*	700	8,372
Red Rock Resorts, Inc., Class A	2,300	46,701
Scientific Games Corp.*	1,900	38,665
SeaWorld Entertainment, Inc.*	1,600	42,112
Twin River Worldwide Holdings, Inc.	750	17,123

		701,658

Environmental Control — 1.0%
Advanced Disposal Services, Inc.*	2,400	78,168
Advanced Emissions Solutions, Inc.	600	8,904
AquaVenture Holdings Ltd.*	400	7,772
Casella Waste Systems, Inc., Class A*	1,500	64,410
CECO Environmental Corp.*	1,309	9,143
Covanta Holding Corp.	4,000	69,160
Energy Recovery, Inc.*	1,500	13,898
Evoqua Water Technologies Corp.*	2,700	45,954
Heritage-Crystal Clean, Inc.*	600	15,900
MSA Safety, Inc.	1,221	133,223
NRC Group Holdings Corp.*	500	6,220
Pure Cycle Corp.*	400	4,112
Tetra Tech, Inc.	1,864	161,721
U.S. Ecology, Inc.	742	47,443

		666,028

Food — 1.5%
B&G Foods, Inc.	2,172	41,072
Cal-Maine Foods, Inc.	1,046	41,793
Calavo Growers, Inc.	551	52,444
Darling Ingredients, Inc.*	5,567	106,497
Dean Foods Co.	3,700	4,292
Fresh Del Monte Produce, Inc.	1,016	34,656
HF Foods Group, Inc.*	300	5,115
Hostess Brands, Inc.*	4,000	55,940
Ingles Markets, Inc., Class A	404	15,699
J&J Snack Foods Corp.	509	97,728
John B Sanfilippo & Son, Inc.	300	28,980
Lancaster Colony Corp.	642	89,013
Performance Food Group Co.*	3,500	161,035

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Food — (continued)
Sanderson Farms, Inc.	672	$101,694
Seneca Foods Corp., Class A*	211	6,579
SpartanNash Co.	1,130	13,368
The Chefs’ Warehouse, Inc.*	750	30,240
The Simply Good Foods Co.*	2,400	69,576
Tootsie Roll Industries, Inc.	519	19,276
United Natural Foods, Inc.*	1,900	21,888
Village Super Market, Inc., Class A	268	7,089
Weis Markets, Inc.	366	13,959

		1,017,933

Forest Products & Paper — 0.2%
Clearwater Paper Corp.*	678	14,319
Neenah, Inc.	574	37,379
P.H. Glatfelter Co.	1,359	20,915
Schweitzer-Mauduit International, Inc.	976	36,542
Verso Corp., Class A*	1,300	16,094

		125,249

Gas — 1.3%
Chesapeake Utilities Corp.	535	50,996
New Jersey Resources Corp.	2,964	134,032
Northwest Natural Holding Co.	950	67,773
ONE Gas, Inc.	1,800	172,998
RGC Resources, Inc.	200	5,848
South Jersey Industries, Inc.	3,180	104,654
Southwest Gas Holdings, Inc.	1,786	162,598
Spire, Inc.	1,656	144,469

		843,368

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	1,570	75,062
Kennametal, Inc.	2,800	86,072
Luxfer Holdings PLC	1,000	15,580
Milacron Holdings Corp.*	2,300	38,341

		215,055

Healthcare Products — 4.0%
Accelerate Diagnostics, Inc.*	951	17,660
Accuray, Inc.*	2,738	7,584
Alphatec Holdings, Inc.*	1,300	6,526
AngioDynamics, Inc.*	1,158	21,330
Apyx Medical Corp.*	1,400	9,478
AtriCure, Inc.*	1,200	29,928
Atrion Corp.	51	39,738
Avanos Medical, Inc.*	1,600	59,936
Avedro, Inc.*	200	4,540
Axogen, Inc.*	1,200	14,976
Axonics Modulation Technologies, Inc.*	600	16,152
BioLife Solutions, Inc.*	300	4,988
BioSig Technologies, Inc.*	700	5,775
BioTelemetry, Inc.*	1,100	44,803
Cardiovascular Systems, Inc.*	1,100	52,272
CareDx, Inc.*	1,400	31,654
Celcuity, Inc.*	300	5,094
Cerus Corp.*	5,000	25,775
Conformis, Inc.*	2,500	4,650
CONMED Corp.	903	86,824

	Number of Shares	Value†

Healthcare Products — (continued)
Corindus Vascular Robotics, Inc.*	3,600	$15,408
CryoLife, Inc.*	1,199	32,553
Cutera, Inc.*	500	14,615
CytoSorbents Corp.*	1,100	5,533
GenMark Diagnostics, Inc.*	1,700	10,302
Genomic Health, Inc.*	909	61,648
Glaukos Corp.*	1,239	77,450
Globus Medical, Inc., Class A*	2,600	132,912
Haemonetics Corp.*	1,746	220,240
Hanger, Inc.*	1,300	26,494
Inogen, Inc.*	600	28,746
Inspire Medical Systems, Inc.*	400	24,408
Integer Holdings Corp.*	1,093	82,587
Intersect ENT, Inc.*	1,100	18,711
Invacare Corp.	1,190	8,925
iRadimed Corp.*	200	4,204
iRhythm Technologies, Inc.*	800	59,288
Lantheus Holdings, Inc.*	1,200	30,078
LeMaitre Vascular, Inc.	500	17,090
LivaNova PLC*	1,600	118,064
Luminex Corp.	1,353	27,939
Meridian Bioscience, Inc.	1,360	12,906
Merit Medical Systems, Inc.*	1,875	57,113
Misonix, Inc.*	300	6,030
NanoString Technologies, Inc.*	1,200	25,908
Natus Medical, Inc.*	1,175	37,412
Nevro Corp.*	1,000	85,970
Novocure Ltd.*	2,900	216,862
NuVasive, Inc.*	1,706	108,126
Ocular Therapeutix, Inc.*	700	2,128
OPKO Health, Inc.*	12,301	25,709
OraSure Technologies, Inc.*	2,201	16,442
Orthofix Medical, Inc.*	571	30,274
OrthoPediatrics Corp.*	300	10,578
Patterson Cos., Inc.	2,800	49,896
Pulse Biosciences, Inc.*	400	6,176
Quanterix Corp.*	400	8,784
Quidel Corp.*	1,151	70,614
Rockwell Medical, Inc.*	1,800	4,968
SeaSpine Holdings Corp.*	600	7,326
Shockwave Medical, Inc.*	200	5,986
Sientra, Inc.*	1,000	6,480
Silk Road Medical, Inc.*	300	9,759
STAAR Surgical Co.*	1,500	38,670
Surmodics, Inc.*	473	21,635
Tactile Systems Technology, Inc.*	600	25,392
Tandem Diabetes Care, Inc.*	1,900	112,062
TransEnterix, Inc.*	6,000	3,719
Utah Medical Products, Inc.	100	9,584
Varex Imaging Corp.*	1,300	37,102
ViewRay, Inc.*	2,200	6,380
Wright Medical Group N.V.*	4,204	86,729
Zynex, Inc.	700	6,657

		2,660,255

Healthcare Services — 1.9%
Addus HomeCare Corp.*	400	31,712

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Healthcare Services — (continued)
Amedisys, Inc.*	1,064	$139,395
American Renal Associates Holdings, Inc.*	400	2,528
Apollo Medical Holdings, Inc.*	900	15,858
Brookdale Senior Living, Inc.*	6,200	46,996
Catasys, Inc.*	300	4,728
Community Health Systems, Inc.*	3,600	12,960
Evolus, Inc.*	300	4,686
Genesis Healthcare, Inc.*	1,861	2,066
Invitae Corp.*	3,000	57,810
LHC Group, Inc.*	1,013	115,036
Magellan Health, Inc.*	741	46,016
Medpace Holdings, Inc.*	900	75,636
Natera, Inc.*	1,900	62,320
National HealthCare Corp.	406	33,231
Neuronetics, Inc.*	400	3,324
RadNet, Inc.*	1,500	21,540
Select Medical Holdings Corp.*	3,600	59,652
SI-BONE, Inc.*	400	7,068
Surgery Partners, Inc.*	700	5,170
Syneos Health, Inc.*	2,100	111,741
Teladoc Health, Inc.*	2,400	162,528
Tenet Healthcare Corp.*	3,500	77,420
The Ensign Group, Inc.	1,680	79,682
The Joint Corp.*	500	9,305
Tivity Health, Inc.*	1,689	28,088
Triple-S Management Corp., Class B*	831	11,135
U.S. Physical Therapy, Inc.	391	51,045
Vapotherm, Inc.*	200	1,894

		1,280,570

Holding Companies — 0.1%
National Bank Holdings Corp., Class A	1,000	34,190
Tiptree, Inc.	1,100	8,008

		42,198

Home Builders — 1.2%
Beazer Homes USA, Inc.*	924	13,768
Cavco Industries, Inc.*	301	57,819
Century Communities, Inc.*	800	24,504
Foundation Building Materials, Inc.*	500	7,745
Green Brick Partners, Inc.*	1,100	11,770
Installed Building Products, Inc.*	800	45,872
KB Home	2,900	98,600
LGI Homes, Inc.*	700	58,324
M/I Homes, Inc.*	836	31,475
MDC Holdings, Inc.	1,637	70,555
Meritage Homes Corp.*	1,190	83,716
Skyline Corp.*	1,700	51,153
Tailored Brands, Inc.	1,956	8,606
Taylor Morrison Home Corp.*	3,600	93,384
TRI Pointe Group, Inc.*	4,800	72,192
William Lyon Homes, Class A*	1,000	20,360
Winnebago Industries, Inc.	1,122	43,029

		792,872

Home Furnishings — 0.5%
American Woodmark Corp.*	569	50,590
Bassett Furniture Industries, Inc.	300	4,590

	Number of Shares	Value†

Home Furnishings — (continued)
Daktronics, Inc.	1,209	$8,928
Ethan Allen Interiors, Inc.	928	17,725
Flexsteel Industries, Inc.	200	2,964
Hamilton Beach Brands Holding Co., Class A	144	2,328
Hooker Furniture Corp.	300	6,432
iRobot Corp.*	919	56,675
Kimball International, Inc., Class B	1,244	24,009
La-Z-Boy, Inc.	1,562	52,468
Sleep Number Corp.*	972	40,163
Sonos, Inc.*	2,500	33,525
Universal Electronics, Inc.*	400	20,360

		320,757

Household Products & Wares — 0.5%
ACCO Brands Corp.	3,393	33,489
Central Garden & Pet Co.*	300	8,769
Central Garden & Pet Co., Class A*	1,402	38,870
Helen of Troy Ltd.*	854	134,642
Tupperware Brands Corp.	1,600	25,392
WD-40 Co.	463	84,979

		326,141

Housewares — 0.0%
Lifetime Brands, Inc.	400	3,540

Insurance — 3.0%
Ambac Financial Group, Inc.*	1,500	29,325
American Equity Investment Life Holding Co.	3,076	74,439
AMERISAFE, Inc.	608	40,195
Argo Group International Holdings Ltd.	1,132	79,512
Citizens, Inc.*	1,466	10,071
CNO Financial Group, Inc.	5,293	83,788
Crawford & Co., Class A	700	7,616
Donegal Group, Inc., Class A	283	4,149
eHealth, Inc.*	720	48,089
Employers Holdings, Inc.	1,082	47,154
Enstar Group Ltd.*	387	73,499
Essent Group Ltd.	3,300	157,311
FBL Financial Group, Inc., Class A	327	19,460
FedNat Holding Co.	500	6,995
FGL Holdings	4,600	36,708
Genworth Financial, Inc., Class A*	17,000	74,800
Global Indemnity Ltd.	283	7,067
Goosehead Insurance, Inc., Class A	400	19,740
Greenlight Capital Re Ltd., Class A*	1,128	11,844
Hallmark Financial Services, Inc.*	255	4,878
HCI Group, Inc.	200	8,408
Health Insurance Innovations, Inc., Class A*	400	9,972
Heritage Insurance Holdings, Inc.	800	11,960
Hilltop Holdings, Inc.	2,383	56,930
Horace Mann Educators Corp.	1,380	63,935
Independence Holding Co.	100	3,859
Investors Title Co.	39	6,244
Kinsale Capital Group, Inc.	700	72,317
MBIA, Inc.*	2,700	24,921

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Insurance — (continued)
National General Holdings Corp.	2,200	$50,644
National Western Life Group, Inc., Class A	74	19,859
NI Holdings, Inc.*	200	3,428
NMI Holdings, Inc., Class A*	2,300	60,398
Palomar Holdings, Inc.*	200	7,884
ProAssurance Corp.	1,800	72,486
Protective Insurance Corp., Class B	325	5,671
Radian Group, Inc.	6,903	157,665
RLI Corp.	1,322	122,827
Safety Insurance Group, Inc.	482	48,841
Selective Insurance Group, Inc.	1,975	148,500
State Auto Financial Corp.	576	18,657
Stewart Information Services Corp.	808	31,342
Third Point Reinsurance Ltd.*	2,400	23,976
Trupanion, Inc.*	900	22,878
United Fire Group, Inc.	680	31,946
United Insurance Holdings Corp.	800	11,192
Universal Insurance Holdings, Inc.	1,051	31,519
Watford Holdings Ltd.*	700	18,865

		1,983,764

Internet — 1.8%
1-800-Flowers.com, Inc., Class A*	737	10,904
Blucora, Inc.*	1,596	34,537
Boingo Wireless, Inc.*	1,400	15,540
Box, Inc., Class A*	5,000	82,800
Brightcove, Inc.*	1,200	12,576
Cardlytics, Inc.*	500	16,760
Cargurus, Inc.*	2,500	77,375
Cars.com, Inc.*	2,300	20,654
ChannelAdvisor Corp.*	900	8,397
Cogent Communications Holdings, Inc.	1,419	78,187
comScore, Inc.*	1,900	3,629
DHI Group, Inc.*	2,100	8,085
eGain Corp.*	900	7,204
Endurance International Group Holdings, Inc.*	2,700	10,125
ePlus, Inc.*	430	32,719
Eventbrite, Inc., Class A*	1,300	23,023
EverQuote, Inc., Class A*	400	8,536
Groupon, Inc.*	15,000	39,900
HealthStream, Inc.*	900	23,301
Leaf Group Ltd.*	900	3,780
Limelight Networks, Inc.*	3,372	10,217
Liquidity Services, Inc.*	1,035	7,659
LiveXLive Media, Inc.*	1,500	3,008
New Media Investment Group, Inc.	2,300	20,263
NIC, Inc.	2,129	43,964
OptimizeRx Corp.*	500	7,240
Overstock.com, Inc.*	871	9,224
Perficient, Inc.*	1,145	44,174
Q2 Holdings, Inc.*	1,400	110,418
QuinStreet, Inc.*	1,615	20,333
Quotient Technology, Inc.*	2,700	21,114
Rapid7, Inc.*	1,600	72,624
Safeguard Scientifics, Inc.*	850	9,639
Shutterstock, Inc.*	600	21,672

	Number of Shares	Value†

Internet — (continued)
Stamps.com, Inc.*	562	$41,841
Stitch Fix, Inc., Class A*	1,500	28,875
TechTarget, Inc.*	800	18,020
The Meet Group, Inc.*	2,900	9,497
The RealReal, Inc.*	600	13,416
The Rubicon Project, Inc.*	1,900	16,549
TrueCar, Inc.*	3,500	11,900
Tucows, Inc., Class A*	300	16,248
Upwork, Inc.*	2,000	26,610
VirnetX Holding Corp.*	2,283	12,328
Yelp, Inc.*	2,300	79,925
Zix Corp.*	1,848	13,380

		1,208,170

Investment Companies — 0.2%
Altus Midstream Co., Class A*	2,100	5,943
Arlington Asset Investment Corp., Class A	900	4,941
Cannae Holdings, Inc.*	2,300	63,181
Columbia Financial, Inc.*	1,600	25,264
Ellington Financial, Inc.	1,000	18,070
Medallion Financial Corp.*	900	5,760
PDL Community Bancorp*	400	5,624
Rafael Holdings, Inc., Class B*	400	8,384

		137,167

Iron & Steel — 0.5%
AK Steel Holding Corp.*	9,700	22,019
Allegheny Technologies, Inc.*	4,300	87,075
Carpenter Technology Corp.	1,600	82,656
Cleveland-Cliffs, Inc.	9,400	67,868
Commercial Metals Co.	3,900	67,782
Ryerson Holding Corp.*	800	6,824
Schnitzer Steel Industries, Inc., Class A	900	18,594
TimkenSteel Corp.*	1,400	8,806

		361,624

Leisure Time — 0.6%
Acushnet Holdings Corp.	1,100	29,040
Callaway Golf Co.	3,146	61,064
Camping World Holdings, Inc., Class A	1,200	10,680
Clarus Corp.	700	8,207
Drive Shack, Inc.*	2,400	10,344
Escalade, Inc.	600	6,534
Fox Factory Holding Corp.*	1,300	80,912
Johnson Outdoors, Inc., Class A	200	11,712
LCI Industries	791	72,653
Liberty TripAdvisor Holdings, Inc., Class A*	2,400	22,584
Lindblad Expeditions Holdings, Inc.*	700	11,732
Malibu Boats, Inc., Class A*	700	21,476
Marine Products Corp.	88	1,246
MasterCraft Boat Holdings, Inc.*	500	7,463
OneSpaWorld Holdings Ltd.*	1,600	24,848
Vista Outdoor, Inc.*	2,200	13,618
YETI Holdings, Inc.*	1,000	28,000

		422,113

Lodging — 0.2%
BBX Capital Corp.	2,500	11,675

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Lodging — (continued)
Bluegreen Vacations Corp.	400	$3,728
Boyd Gaming Corp.	2,766	66,246
Century Casinos, Inc.*	1,100	8,503
Monarch Casino & Resort, Inc.*	385	16,051
Red Lion Hotels Corp.*	800	5,184
Target Hospitality Corp.*	1,300	8,853
The Marcus Corp.	833	30,829

		151,069

Machinery - Construction & Mining — 0.2%
Astec Industries, Inc.	798	24,818
Bloom Energy Corp., Class A*	2,000	6,500
Hyster-Yale Materials Handling, Inc.	344	18,827
Terex Corp.	2,200	57,134

		107,279

Machinery - Diversified — 1.1%
Alamo Group, Inc.	317	37,317
Albany International Corp., Class A	1,032	93,045
Applied Industrial Technologies, Inc.	1,282	72,818
Briggs & Stratton Corp.	1,636	9,914
Cactus, Inc., Class A*	1,600	46,304
Chart Industries, Inc.*	1,177	73,398
Columbus McKinnon Corp.	785	28,598
DXP Enterprises, Inc.*	522	18,124
Gencor Industries, Inc.*	500	5,805
Hurco Cos., Inc.	200	6,434
Ichor Holdings Ltd.*	800	19,344
Kadant, Inc.	399	35,028
Lindsay Corp.	355	32,962
NACCO Industries, Inc., Class A	122	7,797
SPX FLOW, Inc.*	1,400	55,244
Tennant Co.	636	44,965
The Gorman-Rupp Co.	551	19,169
The Manitowoc Co., Inc.*	1,325	16,562
Twin Disc, Inc.*	400	4,236
Welbilt, Inc.*	4,500	75,870

		702,934

Media — 0.8%
Central European Media Enterprises Ltd., Class A*	3,100	13,934
Cumulus Media, Inc., Class A*	600	8,724
Daily Journal Corp.*	41	10,150
Entercom Communications Corp., Class A	4,100	13,694
Entravision Communications Corp., Class A	2,800	8,904
Gannett Co., Inc.	3,600	38,664
Gray Television, Inc.*	3,200	52,224
Hemisphere Media Group, Inc.*	400	4,888
Houghton Mifflin Harcourt Co.*	3,900	20,787
Lee Enterprises, Inc.*	2,400	4,896
Liberty Media Corp.-Liberty Braves, Class A*	300	8,349
Liberty Media Corp.-Liberty Braves, Class C*	1,300	36,075
Meredith Corp.	1,400	51,324
MSG Networks, Inc., Class A*	2,000	32,440
Saga Communications, Inc., Class A	133	3,957

	Number of Shares	Value†

Media — (continued)
Scholastic Corp.	956	$36,099
TEGNA, Inc.	7,400	114,922
The E.W. Scripps Co., Class A	1,929	25,617
TiVo Corp.	4,023	30,635
Tribune Publishing Co.	700	6,006
WideOpenWest, Inc.*	800	4,928

		527,217

Metal Fabricate/Hardware — 1.0%
Advanced Drainage Systems, Inc.	1,300	41,951
Atkore International Group, Inc.*	1,600	48,560
CIRCOR International, Inc.*	735	27,599
Haynes International, Inc.	364	13,046
Helios Technologies, Inc.	959	38,906
L.B. Foster Co., Class A*	400	8,668
Lawson Products, Inc.*	200	7,746
Mueller Industries, Inc.	1,888	54,148
Mueller Water Products, Inc., Class A	5,192	58,358
NN, Inc.	1,600	11,408
Northwest Pipe Co.*	300	8,445
Olympic Steel, Inc.	231	3,326
Omega Flex, Inc.	59	6,033
RBC Bearings, Inc.*	814	135,051
Rexnord Corp.*	3,600	97,380
The Eastern Co.	100	2,482
TriMas Corp.*	1,495	45,822
Worthington Industries, Inc.	1,284	46,288

		655,217

Mining — 0.6%
Century Aluminum Co.*	1,754	11,638
Coeur Mining, Inc.*	6,928	33,324
Compass Minerals International, Inc.	1,200	67,788
Contura Energy, Inc.*	700	19,572
Covia Holdings, Corp.*	1,220	2,464
Energy Fuels, Inc.*	2,800	5,404
Ferroglobe Representation & Warranty Insurance Trust Units*	2,414	0
Gold Resource Corp.	2,400	7,320
Hecla Mining Co.	15,191	26,736
Kaiser Aluminum Corp.	516	51,069
Livent Corp.*	5,000	33,450
Materion Corp.	657	40,314
Novagold Resources, Inc.*	8,200	49,774
Ring Energy, Inc.*	2,400	3,936
Smart Sand, Inc.*	700	1,981
United States Lime & Minerals, Inc.	29	2,218
Uranium Energy Corp.*	5,300	5,167
US Silica Holdings, Inc.	2,600	24,856

		387,011

Miscellaneous Manufacturing — 1.5%
Actuant Corp., Class A	1,906	41,818
American Outdoor Brands Corp.*	1,579	9,237
AZZ, Inc.	876	38,159
Barnes Group, Inc.	1,565	80,660
Chase Corp.	200	21,878
EnPro Industries, Inc.	717	49,222

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Miscellaneous Manufacturing — (continued)
Fabrinet*	1,200	$62,760
Federal Signal Corp.	2,043	66,888
GP Strategies Corp.*	400	5,136
Harsco Corp.*	2,700	51,192
Hillenbrand, Inc.	2,174	67,133
John Bean Technologies Corp.	1,029	102,314
Koppers Holdings, Inc.*	620	18,110
LSB Industries, Inc.*	749	3,880
Lydall, Inc.*	600	14,946
Movado Group, Inc.	460	11,436
Myers Industries, Inc.	1,125	19,856
NL Industries, Inc.*	90	338
Park-Ohio Holdings Corp.	200	5,972
Proto Labs, Inc.*	922	94,136
Raven Industries, Inc.	1,246	41,691
SPX Corp.*	1,400	56,014
Standex International Corp.	400	29,176
Sturm Ruger & Co., Inc.	519	21,673
Synalloy Corp.	400	6,380
Tredegar Corp.	761	14,855
Trinseo S.A.	1,400	60,130

		994,990

Office & Business Equipment — 0.1%
AstroNova, Inc.	300	4,851
Pitney Bowes, Inc.	6,300	28,791

		33,642

Office Furnishings — 0.4%
Herman Miller, Inc.	2,032	93,655
HNI Corp.	1,443	51,226
Interface, Inc.	1,995	28,808
Knoll, Inc.	1,553	39,369
Steelcase, Inc., Class A	3,031	55,770

		268,828

Oil & Gas — 1.6%
Abraxas Petroleum Corp.*	4,100	2,081
Amplify Energy Corp.	293	1,808
Berry Petroleum Corp.	2,100	19,656
Bonanza Creek Energy, Inc.*	500	11,195
Brigham Minerals, Inc., Class A	600	11,940
California Resources Corp.*	1,700	17,340
Callon Petroleum Co.*	7,700	33,418
Carrizo Oil & Gas, Inc.*	2,765	23,737
Chaparral Energy, Inc., Class A*	1,400	1,876
CNX Resources Corp.*	6,300	45,738
Cobalt International Energy, Inc.*	1	0
CVR Energy, Inc.	1,000	44,030
Delek US Holdings, Inc.	2,579	93,618
Denbury Resources, Inc.*	16,800	19,992
Diamond Offshore Drilling, Inc.*	2,000	11,120
DMC Global, Inc.	500	21,990
Earthstone Energy, Inc., Class A*	700	2,275
Evolution Petroleum Corp.	1,200	7,008
Extraction Oil & Gas, Inc.*	3,700	10,878
Falcon Minerals Corp.	1,500	8,625
Goodrich Petroleum Corp.*	500	5,315

	Number of Shares	Value†

Oil & Gas — (continued)
Gulfport Energy Corp.*	5,800	$15,718
HighPoint Resources Corp.*	3,725	5,923
Isramco, Inc.*	21	2,576
Jagged Peak Energy, Inc.*	2,200	15,972
Laredo Petroleum, Inc.*	5,900	14,219
Magnolia Oil & Gas Corp., Class A*	3,600	39,960
Matador Resources Co.*	3,900	64,467
Montage Resources Corp.*	993	3,754
Murphy USA, Inc.*	1,020	87,006
Nabors Industries Ltd.	12,600	23,562
Noble Corp. PLC*	9,500	12,065
Northern Oil & Gas, Inc.*	10,300	20,188
Oasis Petroleum, Inc.*	11,200	38,752
Pacific Drilling S.A.*	1,100	4,301
Panhandle Oil and Gas, Inc., Class A	634	8,863
Par Pacific Holdings, Inc.*	1,218	27,843
Parker Drilling Co.*	400	7,568
PDC Energy, Inc.*	2,112	58,608
Penn Virginia Corp.*	400	11,628
QEP Resources, Inc.	8,400	31,080
SandRidge Energy, Inc.*	800	3,760
Seadrill Ltd.*	2,400	5,040
SilverBow Resources, Inc.*	300	2,907
SM Energy Co.	4,000	38,760
Southwestern Energy Co.*	17,700	34,161
Talos Energy, Inc.*	600	12,198
Trecora Resources*	1,000	9,020
Unit Corp.*	1,700	5,746
W&T Offshore, Inc.*	3,543	15,483
Whiting Petroleum Corp.*	3,200	25,696

		1,040,464

Oil & Gas Services — 1.0%
Archrock, Inc.	4,200	41,874
C&J Energy Services, Inc.*	2,100	22,533
Dril-Quip, Inc.*	1,200	60,216
Exterran Corp.*	1,000	13,060
Flotek Industries, Inc.*	2,000	4,400
Forum Energy Technologies, Inc.*	2,700	4,185
Frank’s International N.V.*	3,900	18,525
FTS International, Inc.*	800	1,792
Geospace Technologies Corp.*	600	9,222
Helix Energy Solutions Group, Inc.*	5,001	40,308
Independence Contract Drilling, Inc.*	1,100	1,320
Keane Group, Inc.*	1,600	9,696
KLX Energy Services Holdings, Inc.*	600	5,187
Liberty Oilfield Services, Inc., Class A	1,400	15,162
Mammoth Energy Services, Inc.	500	1,240
Matrix Service Co.*	987	16,917
McDermott International, Inc.*	6,013	12,146
MRC Global, Inc.*	2,800	33,964
National Energy Services Reunited Corp.*	1,000	6,680
Natural Gas Services Group, Inc.*	594	7,609
NCS Multistage Holdings, Inc.*	400	800
Newpark Resources, Inc.*	2,712	20,666
Nine Energy Service, Inc.*	400	2,468
NOW, Inc.*	3,600	41,292

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Oil & Gas Services — (continued)
Oceaneering International, Inc.*	3,300	$44,715
Oil States International, Inc.*	2,000	26,600
ProPetro Holding Corp.*	2,800	25,452
RPC, Inc.	2,200	12,342
SEACOR Holdings, Inc.*	600	28,242
Select Energy Services, Inc., Class A*	2,100	18,186
Solaris Oilfield Infrastructure, Inc., Class A	1,100	14,762
SRC Energy, Inc.*	8,500	39,610
TETRA Technologies, Inc.*	5,379	10,812
Thermon Group Holdings, Inc.*	1,100	25,278

		637,261

Packaging and Containers — 0.1%
Greif, Inc., Class A	800	30,312
Greif, Inc., Class B	200	9,112
UFP Technologies, Inc.*	200	7,720

		47,144

Pharmaceuticals — 3.4%
AcelRx Pharmaceuticals, Inc.*	3,300	7,260
Aclaris Therapeutics, Inc.*	800	864
Adamas Pharmaceuticals, Inc.*	700	3,581
Aeglea BioTherapeutics, Inc.*	900	6,921
Aerie Pharmaceuticals, Inc.*	1,500	28,830
Aimmune Therapeutics, Inc.*	1,400	29,316
Akcea Therapeutics, Inc.*	400	6,156
Akebia Therapeutics, Inc.*	4,310	16,895
Akorn, Inc.*	3,600	13,680
Alector, Inc.*	1,000	14,420
Amicus Therapeutics, Inc.*	8,000	64,160
Amneal Pharmaceuticals, Inc.*	2,937	8,517
Amphastar Pharmaceuticals, Inc.*	1,100	21,813
Anika Therapeutics, Inc.*	500	27,445
Antares Pharma, Inc.*	5,600	18,732
Apellis Pharmaceuticals, Inc.*	1,700	40,953
Arvinas, Inc.*	700	15,085
Assertio Therapeutics, Inc.*	2,283	2,922
Athenex, Inc.*	2,100	25,547
Axsome Therapeutics, Inc.*	900	18,216
Beyondspring, Inc.*	400	7,240
BioDelivery Sciences International, Inc.*	3,100	13,051
BioSpecifics Technologies Corp.*	200	10,704
Calithera Biosciences, Inc.*	1,200	3,708
Cara Therapeutics, Inc.*	1,200	21,936
Catalyst Pharmaceuticals, Inc.*	2,800	14,868
ChemoCentryx, Inc.*	1,500	10,170
Chiasma, Inc.*	1,100	5,445
Chimerix, Inc.*	1,700	3,995
Clovis Oncology, Inc.*	1,700	6,681
Collegium Pharmaceutical, Inc.*	1,000	11,480
Concert Pharmaceuticals, Inc.*	900	5,292
Corbus Pharmaceuticals Holdings, Inc.*	1,700	8,279
Corcept Therapeutics, Inc.*	3,100	43,818
CorMedix, Inc.*	1,000	6,380
Cyclerion Therapeutics, Inc.*	976	11,829
Diplomat Pharmacy, Inc.*	2,300	11,270
Dova Pharmaceuticals, Inc.*	100	2,795

	Number of Shares	Value†

Pharmaceuticals — (continued)
Eagle Pharmaceuticals, Inc.*	300	$16,971
Enanta Pharmaceuticals, Inc.*	600	36,048
Endo International PLC*	7,600	24,396
Esperion Therapeutics, Inc.*	800	29,328
FibroGen, Inc.*	2,600	96,148
Flexion Therapeutics, Inc.*	1,200	16,446
G1 Therapeutics, Inc.*	1,200	27,336
Galectin Therapeutics, Inc.*	1,400	5,138
Global Blood Therapeutics, Inc.*	1,900	92,188
Gritstone Oncology, Inc.*	1,000	8,635
Heron Therapeutics, Inc.*	2,600	48,100
Heska Corp.*	216	15,308
Intra-Cellular Therapies, Inc.*	1,400	10,458
Ironwood Pharmaceuticals, Inc.*	5,361	46,024
Jounce Therapeutics, Inc.*	400	1,332
Kadmon Holdings, Inc.*	4,900	12,348
Kala Pharmaceuticals, Inc.*	300	1,142
KalVista Pharmaceuticals, Inc.*	500	5,800
Kindred Biosciences, Inc.*	1,400	9,590
Kodiak Sciences, Inc.*	900	12,942
La Jolla Pharmaceutical Co.*	700	6,160
Lannett Co., Inc.*	997	11,166
Lifevantage Corp.*	600	8,220
Madrigal Pharmaceuticals, Inc.*	281	24,228
Mallinckrodt PLC*	2,800	6,748
MannKind Corp.*	5,401	6,751
Marinus Pharmaceuticals, Inc.*	1,400	2,156
MediciNova, Inc.*	1,400	11,137
Mersana Therapeutics, Inc.*	500	790
Millendo Therapeutics, Inc.*	400	2,844
Minerva Neurosciences, Inc.*	800	6,200
Mirati Therapeutics, Inc.*	900	70,119
MyoKardia, Inc.*	1,500	78,225
Natural Grocers by Vitamin Cottage, Inc.*	400	3,996
Nature’s Sunshine Products, Inc.*	200	1,658
Neogen Corp.*	1,769	120,487
Odonate Therapeutics, Inc.*	300	7,809
Optinose, Inc.*	600	4,200
Option Care Health, Inc.*	4,411	14,115
Pacira BioSciences, Inc.*	1,400	53,298
PhaseBio Pharmaceuticals, Inc.*	600	2,502
Phibro Animal Health Corp., Class A	700	14,931
Portola Pharmaceuticals, Inc.*	2,500	67,050
Prestige Consumer Healthcare, Inc.*	1,772	61,471
Principia Biopharma, Inc.*	500	14,120
Progenics Pharmaceuticals, Inc.*	2,601	13,148
Protagonist Therapeutics, Inc.*	600	7,206
Ra Pharmaceuticals, Inc.*	1,100	26,015
Radius Health, Inc.*	1,600	41,200
Reata Pharmaceuticals, Inc., Class A*	700	56,203
Recro Pharma, Inc.*	500	5,540
Revance Therapeutics, Inc.*	1,300	16,900
Rhythm Pharmaceuticals, Inc.*	800	17,272
Rocket Pharmaceuticals, Inc.*	1,100	12,815
Seres Therapeutics, Inc.*	800	3,208
SIGA Technologies, Inc.*	2,000	10,240

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Pharmaceuticals — (continued)
Sorrento Therapeutics, Inc.*	3,300	$7,062
Spero Therapeutics, Inc.*	400	4,240
Supernus Pharmaceuticals, Inc.*	1,700	46,716
Sutro Biopharma, Inc.*	500	4,545
Syros Pharmaceuticals, Inc.*	1,400	14,532
TG Therapeutics, Inc.*	2,900	16,284
TherapeuticsMD, Inc.*	5,700	20,691
Tricida, Inc.*	800	24,696
Turning Point Therapeutics, Inc.*	200	7,520
Tyme Technologies, Inc.*	2,000	2,380
UroGen Pharma Ltd.*	700	16,681
USANA Health Sciences, Inc.*	448	30,639
Vanda Pharmaceuticals, Inc.*	1,841	24,448
Verrica Pharmaceuticals, Inc.*	600	8,856
Voyager Therapeutics, Inc.*	900	15,489
Xencor, Inc.*	1,600	53,968
Xeris Pharmaceuticals, Inc.*	800	7,864
Zogenix, Inc.*	1,475	59,059
Zynerba Pharmaceuticals, Inc.*	800	6,048

		2,267,778

Pipelines — 0.1%
Primoris Services Corp.	1,490	29,219
SemGroup Corp., Class A	2,500	40,850
Tellurian, Inc.*	2,800	23,282

		93,351

Publishing / Newspapers — 0.1%
Cimpress N.V.*	742	97,825

Real Estate — 0.6%
Consolidated-Tomoka Land Co.	124	8,134
Cushman & Wakefield PLC*	3,600	66,708
eXp World Holdings, Inc.*	700	5,866
Forestar Group, Inc.*	460	8,409
FRP Holdings, Inc.*	269	12,917
Kennedy-Wilson Holdings, Inc.	4,081	89,456
Marcus & Millichap, Inc.*	700	24,843
Newmark Group, Inc., Class A	4,700	42,582
RE/MAX Holdings, Inc., Class A	600	19,296
Realogy Holdings Corp.	4,100	27,388
Redfin Corp.*	3,100	52,204
Stratus Properties, Inc.*	300	8,811
The RMR Group, Inc., Class A	567	25,787
The St. Joe Co.*	1,200	20,556

		412,957

Retail — 4.4%
Abercrombie & Fitch Co., Class A	2,200	34,320
America’s Car-Mart, Inc.*	180	16,506
American Eagle Outfitters, Inc.	5,500	89,210
Asbury Automotive Group, Inc.*	649	66,412
Ascena Retail Group, Inc.*	6,713	1,773
At Home Group, Inc.*	1,400	13,468
Barnes & Noble Education, Inc.*	1,737	5,419
Bed Bath & Beyond, Inc.	4,400	46,816
Big Lots, Inc.	1,300	31,850
Biglari Holdings, Inc., Class B*	40	4,360

	Number of Shares	Value†

Retail — (continued)
BJ’s Restaurants, Inc.	720	$27,965
BJ’s Wholesale Club Holdings, Inc.*	3,800	98,306
Bloomin’ Brands, Inc.	2,900	54,897
BMC Stock Holdings, Inc.*	2,200	57,596
Boot Barn Holdings, Inc.*	900	31,410
Brinker International, Inc.	1,300	55,471
Caleres, Inc.	1,354	31,697
Carrols Restaurant Group, Inc.*	1,113	9,227
Chico’s FAS, Inc.	4,000	16,120
Chuy’s Holdings, Inc.*	600	14,856
Citi Trends, Inc.	503	9,205
Conn’s, Inc.*	704	17,501
Cracker Barrel Old Country Store, Inc.	648	105,397
Dave & Buster’s Entertainment, Inc.	1,300	50,635
Del Taco Restaurants, Inc.*	1,100	11,248
Denny’s Corp.*	1,952	44,437
Designer Brands, Inc., Class A	2,200	37,664
Dillard’s, Inc., Class A	300	19,833
Dine Brands Global, Inc.	571	43,316
Duluth Holdings, Inc., Class B*	200	1,696
El Pollo Loco Holdings, Inc.*	900	9,864
Express, Inc.*	1,654	5,690
EZCORP, Inc., Class A*	1,766	11,400
Fiesta Restaurant Group, Inc.*	1,013	10,555
FirstCash, Inc.	1,439	131,913
Freshpet, Inc.*	1,100	54,747
Gaia, Inc.*	400	2,614
GameStop Corp., Class A	3,100	17,112
Genesco, Inc.*	595	23,812
GMS, Inc.*	1,100	31,592
GNC Holdings, Inc., Class A*	2,800	5,992
Group 1 Automotive, Inc.	607	56,032
Guess?, Inc.	1,700	31,501
Haverty Furniture Cos., Inc.	750	15,203
Hibbett Sports, Inc.*	555	12,710
Hudson Ltd., Class A*	1,500	18,405
J Alexander’s Holdings, Inc.*	483	5,661
J. Jill, Inc.	800	1,520
J.C. Penney Co., Inc.*	12,100	10,756
Jack in the Box, Inc.	914	83,284
Lands’ End, Inc.*	300	3,404
Lithia Motors, Inc., Class A	751	99,417
Lumber Liquidators Holdings, Inc.*	1,033	10,196
MarineMax, Inc.*	700	10,836
Nathan’s Famous, Inc.	100	7,185
National Vision Holdings, Inc.*	2,400	57,768
Noodles & Co.*	1,200	6,792
Office Depot, Inc.	17,700	31,063
Papa John’s International, Inc.	710	37,168
Party City Holdco, Inc.*	2,100	11,991
PC Connection, Inc.	365	14,199
PetIQ, Inc.*	700	19,082
PetMed Express, Inc.	713	12,848
Potbelly Corp.*	1,000	4,360
PriceSmart, Inc.	731	51,974
Red Robin Gourmet Burgers, Inc.*	520	17,295

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Retail — (continued)
Regis Corp.*	1,032	$20,867
RH*	557	95,152
Rite Aid Corp.*	2,010	13,970
Rush Enterprises, Inc., Class A	935	36,072
Rush Enterprises, Inc., Class B	100	3,993
Ruth’s Hospitality Group, Inc.	895	18,271
Sally Beauty Holdings, Inc.*	4,100	61,049
Shake Shack, Inc., Class A*	1,000	98,040
Shoe Carnival, Inc.	258	8,362
Signet Jewelers Ltd.	1,700	28,492
Sonic Automotive, Inc., Class A	734	23,055
Sportsman’s Warehouse Holdings, Inc.*	1,800	9,324
Systemax, Inc.	362	7,968
Texas Roadhouse, Inc.	2,270	119,220
The Buckle, Inc.	1,049	21,609
The Cato Corp., Class A	704	12,397
The Cheesecake Factory, Inc.	1,416	59,019
The Children’s Place, Inc.	494	38,033
The Container Store Group, Inc.*	600	2,652
The Habit Restaurants, Inc., Class A*	500	4,370
The Lovesac Co.*	100	1,867
The Michaels Cos, Inc.*	3,100	30,349
Tile Shop Holdings, Inc.	1,300	4,147
Tilly’s, Inc., Class A	800	7,552
Vera Bradley, Inc.*	800	8,080
Waitr Holdings, Inc.*	2,000	2,570
Wingstop, Inc.	1,000	87,280
Winmark Corp.	99	17,463
World Fuel Services Corp.	2,200	87,868
Zumiez, Inc.*	703	22,268

		2,935,911

Savings & Loans — 1.7%
Axos Financial, Inc.*	2,000	55,300
Banc of California, Inc.	1,700	24,038
BankFinancial Corp.	609	7,247
Berkshire Hills Bancorp, Inc.	1,542	45,165
Brookline Bancorp, Inc.	2,522	37,149
Capitol Federal Financial, Inc.	4,400	60,632
Community Bankers Trust Corp.	600	5,160
Dime Community Bancshares, Inc.	930	19,911
Entegra Financial Corp.*	300	9,012
ESSA Bancorp, Inc.	500	8,210
First Capital, Inc.	100	5,783
First Defiance Financial Corp.	600	17,379
First Financial Northwest, Inc.	100	1,478
Flagstar Bancorp, Inc.	900	33,615
Flushing Financial Corp.	838	16,932
FS Bancorp, Inc.	100	5,250
Hingham Institution for Savings	43	8,127
Home Bancorp, Inc.	300	11,697
HomeStreet, Inc.*	800	21,856
HomeTrust Bancshares, Inc.	500	13,035
Investors Bancorp, Inc.	7,755	88,097
Malvern Bancorp, Inc.*	300	6,549
Meridian Bancorp, Inc.	1,474	27,637
Meta Financial Group, Inc.	1,200	39,132

	Number of Shares	Value†

Savings & Loans — (continued)
MutualFirst Financial, Inc.	200	$6,304
Northfield Bancorp, Inc.	1,293	20,766
Northwest Bancshares, Inc.	3,475	56,955
OceanFirst Financial Corp.	1,710	40,356
Oritani Financial Corp.	1,218	21,552
Pacific Premier Bancorp, Inc.	2,016	62,879
Provident Financial Holdings, Inc.	300	6,225
Provident Financial Services, Inc.	2,103	51,587
Prudential Bancorp, Inc.	400	6,804
Riverview Bancorp, Inc.	500	3,690
Southern Missouri Bancorp, Inc.	300	10,929
Territorial Bancorp, Inc.	243	6,945
Timberland Bancorp, Inc.	300	8,250
United Community Financial Corp.	1,700	18,326
United Financial Bancorp, Inc.	1,631	22,231
Washington Federal, Inc.	2,700	99,873
Waterstone Financial, Inc.	800	13,744
WSFS Financial Corp.	1,806	79,645

		1,105,452

Semiconductors — 2.3%
Alpha & Omega Semiconductor Ltd.*	900	11,052
Ambarella, Inc.*	1,100	69,119
Amkor Technology, Inc.*	3,411	31,040
Axcelis Technologies, Inc.*	1,025	17,517
AXT, Inc.*	1,500	5,340
Brooks Automation, Inc.	2,377	88,020
Cabot Microelectronics Corp.	961	135,703
CEVA, Inc.*	671	20,036
Cirrus Logic, Inc.*	1,981	106,142
Cohu, Inc.	1,424	19,231
CTS Corp.	1,063	34,399
Diodes, Inc.*	1,399	56,170
DSP Group, Inc.*	800	11,268
FormFactor, Inc.*	2,629	49,018
GSI Technology, Inc.*	700	6,132
Impinj, Inc.*	500	15,415
Inphi Corp.*	1,500	91,575
Lattice Semiconductor Corp.*	4,324	79,064
MACOM Technology Solutions Holdings, Inc.*	1,622	34,865
MaxLinear, Inc.*	2,243	50,198
Nanometrics, Inc.*	700	22,834
Photronics, Inc.*	2,092	22,761
Power Integrations, Inc.	995	89,978
Rambus, Inc.*	3,523	46,239
Rudolph Technologies, Inc.*	1,054	27,783
Semtech Corp.*	2,209	107,379
Silicon Laboratories, Inc.*	1,464	163,016
SMART Global Holdings, Inc.*	400	10,192
Synaptics, Inc.*	1,116	44,584
Ultra Clean Holdings, Inc.*	1,300	19,026
Veeco Instruments, Inc.*	1,654	19,319
Xperi Corp.	1,523	31,496

		1,535,911

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Software — 3.8%
ACI Worldwide, Inc.*	3,827	$119,881
Allscripts Healthcare Solutions, Inc.*	5,600	61,488
Altair Engineering, Inc., Class A*	1,300	45,006
American Software, Inc., Class A	893	13,413
Appfolio, Inc., Class A*	500	47,570
Appian Corp.*	1,100	52,250
Avaya Holdings Corp.*	3,900	39,897
Avid Technology, Inc.*	1,100	6,809
Bandwidth, Inc., Class A*	500	32,555
Benefitfocus, Inc.*	900	21,429
Blackbaud, Inc.	1,650	149,061
Blackline, Inc.*	1,500	71,715
Bottomline Technologies, Inc.*	1,445	56,861
Castlight Health, Inc., Class B*	3,900	5,499
Cision Ltd.*	3,300	25,377
Cloudera, Inc.*	8,293	73,476
CommVault Systems, Inc.*	1,348	60,269
Computer Programs & Systems, Inc.	447	10,107
Cornerstone OnDemand, Inc.*	1,900	104,158
CSG Systems International, Inc.	1,081	55,866
Digi International, Inc.*	1,157	15,758
Digital Turbine Inc*	2,900	18,690
Domo, Inc., Class B*	600	9,588
Donnelley Financial Solutions, Inc.*	1,000	12,320
Ebix, Inc.	836	35,196
Envestnet, Inc.*	1,613	91,457
Everbridge, Inc.*	1,100	67,881
Evolent Health, Inc., Class A*	2,100	15,099
Exela Technologies, Inc.*	1,800	2,124
Five9, Inc.*	2,000	107,480
Glu Mobile, Inc.*	4,000	19,960
GTY Technology Holdings, Inc.*	1,200	7,524
Health Catalyst, Inc.*	300	9,492
InnerWorkings, Inc.*	1,724	7,637
Inovalon Holdings, Inc., Class A*	2,500	40,975
Instructure, Inc.*	1,100	42,614
Intelligent Systems Corp.*	200	8,308
ManTech International Corp., Class A	939	67,054
MicroStrategy, Inc., Class A*	288	42,731
MobileIron, Inc.*	3,500	22,907
Model N, Inc.*	1,200	33,312
Monotype Imaging Holdings, Inc.	1,499	29,695
NextGen Healthcare, Inc.*	1,804	28,269
Omnicell, Inc.*	1,435	103,707
Pareteum Corp.*	4,200	5,418
PDF Solutions, Inc.*	800	10,456
Phreesia, Inc.*	300	7,272
Progress Software Corp.	1,526	58,080
PROS Holdings, Inc.*	1,117	66,573
QAD, Inc., Class A	392	18,103
Rosetta Stone, Inc.*	700	12,180
SailPoint Technologies Holding, Inc.*	3,000	56,070
SecureWorks Corp., Class A*	100	1,293
Simulations Plus, Inc.	400	13,880
SPS Commerce, Inc.*	1,177	55,401
SVMK, Inc.*	3,000	51,300

	Number of Shares	Value†

Software — (continued)
Synchronoss Technologies, Inc.*	1,500	$8,100
Tabula Rasa HealthCare, Inc.*	700	38,458
Upland Software, Inc.*	800	27,888
Verint Systems, Inc.*	2,195	93,902
Verra Mobility Corp.*	3,500	50,225
Workiva, Inc.*	1,200	52,596
Zuora, Inc., Class A*	3,000	45,150

		2,564,810

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	1,477	54,442
Wesco Aircraft Holdings, Inc.*	1,540	16,956

		71,398

Telecommunications — 1.9%
8X8, Inc.*	3,100	64,232
Acacia Communications, Inc.*	1,300	85,020
ADTRAN, Inc.	1,705	19,343
Airgain, Inc.*	400	4,700
Anterix, Inc.*	300	10,860
ATN International, Inc.	335	19,554
CalAmp Corp.*	1,000	11,520
Calix, Inc.*	1,487	9,502
Casa Systems, Inc.*	1,200	9,426
Cincinnati Bell, Inc.*	1,682	8,528
Clearfield, Inc.*	400	4,740
Comtech Telecommunications Corp.	852	27,690
Consolidated Communications Holdings, Inc.	2,571	12,238
Extreme Networks, Inc.*	4,147	30,169
Frontier Communications Corp.*	3,073	2,664
Gogo, Inc.*	2,200	13,266
GTT Communications, Inc.*	1,000	9,420
Harmonic, Inc.*	2,870	18,885
IDT Corp., Class B*	700	7,371
Infinera Corp.*	5,194	28,307
Inseego Corp.*	1,800	8,640
Intelsat S.A.*	2,300	52,440
InterDigital, Inc.	1,094	57,402
Iridium Communications, Inc.*	3,300	70,224
j2 Global, Inc.	1,574	142,951
Knowles Corp.*	2,652	53,942
KVH Industries, Inc.*	354	3,770
Liberty Latin America Ltd., Class A*	1,700	29,019
Liberty Latin America Ltd., Class C*	3,900	66,671
Loral Space & Communications, Inc.*	346	14,324
Maxar Technologies, Inc.	2,200	16,720
NeoPhotonics Corp.*	1,300	7,917
NETGEAR, Inc.*	1,029	33,154
Ooma, Inc.*	400	4,160
ORBCOMM, Inc.*	2,700	12,852
Plantronics, Inc.	1,067	39,820
Preformed Line Products Co.	145	7,916
Ribbon Communications, Inc.*	1,843	10,763
RigNet, Inc.*	500	3,875
Shenandoah Telecommunications Co.	1,618	51,404
Spok Holdings, Inc.	612	7,307

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
COMMON STOCKS — (continued)

Telecommunications — (continued)
Telenav, Inc.*	1,000	$4,780
TESSCO Technologies, Inc.	300	4,311
Viavi Solutions, Inc.*	7,700	107,839
Vonage Holdings Corp.*	7,500	84,750

		1,294,386

Textiles — 0.2%
Culp, Inc.	500	8,150
UniFirst Corp.	477	93,072

		101,222

Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	600	12,345

Transportation — 1.2%
Air Transport Services Group, Inc.*	1,885	39,623
ArcBest Corp.	795	24,208
Ardmore Shipping Corp.*	800	5,352
Atlas Air Worldwide Holdings, Inc.*	848	21,395
CAI International, Inc.*	660	14,368
Costamare, Inc.	1,200	7,284
Covenant Transportation Group, Inc., Class A*	400	6,576
CryoPort, Inc.*	1,000	16,355
Daseke, Inc.*	1,800	4,500
DHT Holdings, Inc.	2,500	15,375
Diamond S Shipping, Inc.*	900	9,918
Dorian LPG Ltd.*	1,032	10,692
Eagle Bulk Shipping, Inc.*	1,500	6,562
Echo Global Logistics, Inc.*	1,000	22,650
Era Group, Inc.*	800	8,448
Forward Air Corp.	996	63,465
GasLog Ltd.	1,300	16,705
Genco Shipping & Trading Ltd.*	700	6,440
Golar LNG Ltd.	3,200	41,568
Heartland Express, Inc.	1,567	33,706
Hub Group, Inc., Class A*	1,143	53,149
International Seaways, Inc.*	733	14,118
Marten Transport Ltd.	1,451	30,152
Matson, Inc.	1,400	52,514
Nordic American Tankers Ltd.	3,567	7,705
Overseas Shipholding Group, Inc., Class A*	1,600	2,800
PAM Transportation Services, Inc.*	50	2,955
Radiant Logistics, Inc.*	1,000	5,170
Safe Bulkers, Inc.*	2,600	4,550
Saia, Inc.*	861	80,676
Scorpio Bulkers, Inc.	1,500	9,120
Scorpio Tankers, Inc.	1,420	42,259
Ship Finance International Ltd.	2,684	37,683
Teekay Corp.	1,900	7,600
Teekay Tankers Ltd., Class A*	5,293	6,881
Tidewater, Inc.*	1,400	21,154
Universal Logistics Holdings, Inc.	300	6,984
US Xpress Enterprises, Inc., Class A*	1,200	5,784
Werner Enterprises, Inc.	1,552	54,786
YRC Worldwide, Inc.*	1,300	3,926

		825,156

	Number of Shares	Value†

Trucking and Leasing — 0.2%
GATX Corp.	1,200	$93,036
General Finance Corp.*	400	3,536
Textainer Group Holdings Ltd.*	812	8,047
The Greenbrier Cos., Inc.	1,047	31,536
Willis Lease Finance Corp.*	100	5,538

		141,693

Water — 0.6%
American States Water Co.	1,224	109,989
Artesian Resources Corp., Class A	313	11,581
California Water Service Group	1,666	88,181
Connecticut Water Service, Inc.	419	29,355
Consolidated Water Co., Ltd.	300	4,947
Global Water Resources, Inc.	500	5,920
Middlesex Water Co.	531	34,494
PICO Holdings, Inc.*	792	7,991
SJW Group	888	60,642
The York Water Co.	397	17,333

		370,433

TOTAL COMMON STOCKS (Cost $50,101,115)		59,180,249

REAL ESTATE INVESTMENT TRUSTS — 8.7%

Apartments — 0.2%
Bluerock Residential Growth REIT, Inc.	600	7,062
BRT Apartments Corp.	500	7,290
Front Yard Residential Corp.	1,600	18,496
Independence Realty Trust, Inc.	2,892	41,384
Investors Real Estate Trust	361	26,956
Preferred Apartment Communities, Inc., Class A	1,400	20,230

		121,418

Building & Real Estate — 0.8%
Agree Realty Corp.	1,296	94,803
Anworth Mortgage Asset Corp.	3,731	12,312
Apollo Commercial Real Estate Finance, Inc.	5,256	100,758
Ares Commercial Real Estate Corp.	1,000	15,230
Capstead Mortgage Corp.	2,775	20,396
Getty Realty Corp.	1,169	37,478
Invesco Mortgage Capital, Inc.	4,807	73,595
iStar, Inc.	1,918	25,030
New York Mortgage Trust, Inc.	7,400	45,066
PennyMac Mortgage Investment Trust	2,692	59,843
Ready Capital Corp.	1,100	17,512

		502,023

Diversified — 1.3%
AG Mortgage Investment Trust, Inc.	1,188	17,998
American Finance Trust, Inc.	3,800	53,048
Armada Hoffler Properties, Inc.	1,600	28,944
Blackstone Mortgage Trust, Inc., Class A	4,200	150,570
CatchMark Timber Trust, Inc., Class A	1,400	14,938
Clipper Realty, Inc.	600	6,114
Colony Credit Real Estate, Inc.	2,800	40,488
CoreCivic, Inc.	4,000	69,120
CorEnergy Infrastructure Trust, Inc.	400	18,888

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)

Diversified — (continued)
Exantas Capital Corp.	1,175	$13,360
Four Corners Property Trust, Inc.	2,300	65,044
NexPoint Residential Trust, Inc.	600	28,056
PotlatchDeltic Corp.	2,237	91,907
PS Business Parks, Inc.	665	120,997
The GEO Group, Inc.	4,052	70,262
UMH Properties, Inc.	968	13,629
Uniti Group, Inc.	6,500	50,472
Whitestone REIT	1,400	19,264

		873,099

Diversified Financial Services — 0.5%
ARMOUR Residential REIT, Inc.	2,075	34,756
Cherry Hill Mortgage Investment Corp.	500	6,550
Dynex Capital, Inc.	769	11,366
Granite Point Mortgage Trust, Inc.	1,900	35,606
Great Ajax Corp.	600	9,300
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,100	61,215
KKR Real Estate Finance Trust, Inc.	900	17,577
Ladder Capital Corp.	3,576	61,757
Orchid Island Capital, Inc.	1,500	8,625
Redwood Trust, Inc.	3,277	53,776
TPG RE Finance Trust, Inc.	1,800	35,712
Western Asset Mortgage Capital Corp.	1,597	15,411

		351,651

Healthcare — 1.2%
CareTrust REIT, Inc.	3,295	77,449
Community Healthcare Trust, Inc.	600	26,730
Global Medical REIT, Inc.	900	10,260
Healthcare Realty Trust, Inc.	4,272	143,112
LTC Properties, Inc.	1,317	67,457
National Health Investors, Inc.	1,457	120,042
New Senior Investment Group, Inc.	2,700	18,036
Physicians Realty Trust	6,200	110,050
Sabra Health Care REIT, Inc.	6,093	139,895
Senior Housing Properties Trust	8,300	76,817
Universal Health Realty Income Trust	420	43,176

		833,024

Hotels & Resorts — 0.9%
Ashford Hospitality Trust, Inc.	3,020	9,996
Braemar Hotels & Resorts, Inc.	987	9,268
Chatham Lodging Trust	1,500	27,225
DiamondRock Hospitality Co.	7,023	71,986
Hersha Hospitality Trust	1,117	16,621
Pebblebrook Hotel Trust	4,393	122,213
RLJ Lodging Trust	5,880	99,901
Ryman Hospitality Properties, Inc.	1,512	123,697
Summit Hotel Properties, Inc.	3,400	39,440
Sunstone Hotel Investors, Inc.	7,747	106,444

		626,791

Industrial — 1.1%
EastGroup Properties, Inc.	1,232	154,025
First Industrial Realty Trust, Inc.	4,229	167,299
Monmouth Real Estate Investment Corp.	2,949	42,495

	Number of Shares	Value†

Industrial — (continued)
QTS Realty Trust, Inc., Class A	1,843	$94,749
Rexford Industrial Realty, Inc.	3,700	162,874
STAG lndustrial, Inc.	4,200	123,816

		745,258

Mixed Industrial/Office — 0.5%
Axon Enterprise, Inc.*	2,011	114,184
Gladstone Commercial Corp.	1,052	24,722
Lexington Realty Trust	7,715	79,079
One Liberty Properties, Inc.	503	13,848
Washington Real Estate Investment Trust	2,706	74,036

		305,869

Office Property — 0.6%
American Assets Trust, Inc.	1,600	74,784
City Office REIT, Inc.	1,100	15,829
Easterly Government Properties, Inc.	2,400	51,120
Franklin Street Properties Corp.	3,145	26,607
Mack-Cali Realty Corp.	2,900	62,814
Office Properties Income Trust	1,669	51,138
Piedmont Office Realty Trust, Inc., Class A	4,300	89,784

		372,076

Real Estate — 0.5%
Alexander & Baldwin, Inc.	2,256	55,295
CorePoint Lodging, Inc.	1,550	15,670
Essential Properties Realty Trust, Inc.	2,500	57,275
Farmland Partners, Inc.	900	6,012
Gladstone Land Corp.	700	8,327
Global Net Lease, Inc.	2,933	57,193
Innovative Industrial Properties, Inc.	300	27,711
Safehold Inc.	200	6,100
Xenia Hotels & Resorts, Inc.	3,800	80,256

		313,839

Regional Malls — 0.1%
CBL & Associates Properties, Inc.	6,900	8,901
Pennsylvania Real Estate Investment Trust	2,715	15,530
Tanger Factory Outlet Centers, Inc.	3,100	47,988
Washington Prime Group, Inc.	5,800	24,012

		96,431

Storage & Warehousing — 0.3%
Industrial Logistics Properties Trust	2,158	45,857
Jernigan Capital, Inc.	600	11,550
National Storage Affiliates Trust	2,000	66,740
Terreno Realty Corp.	2,075	106,012

		230,159

Strip Centers — 0.7%
Acadia Realty Trust	2,720	77,738
Alexander’s, Inc.	69	24,040
Cedar Realty Trust, Inc.	2,826	8,478
Kite Realty Group Trust	2,751	44,429
Retail Opportunity Investments Corp.	3,800	69,274
Retail Value, Inc.	500	18,520
RPT Realty	2,641	35,785
Saul Centers, Inc.	351	19,133
Seritage Growth Properties, Class A	1,100	46,739

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP INDEX

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)

Strip Centers — (continued)
Urban Edge Properties	4,000	$79,160
Urstadt Biddle Properties, Inc., Class A	916	21,709

		445,005

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,153,629)		5,816,643

RIGHTS — 0.0%
A. Schulman, Inc. CVR*	1,188	621
Chelsea Therapeutics International Ltd. CVR*	1,600	0
Corium International, Inc. CVR*	900	162
Cubist Pharmaceuticals, Inc.*	1,200	0
Durata Therapeutics CVR Shares*	500	0
Media General CVR*	4,400	440
Newstar Financial, Inc. CVR*	1,300	314
Tobira Therapeutic, Inc. CVR*	400	4,708

TOTAL RIGHTS (Cost $2,135)		6,245

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%) (Cost $1,026,123)	1,026,123	1,026,123

TOTAL INVESTMENTS — 99.1% (Cost $56,283,002)		66,029,260

Other Assets & Liabilities — 0.9%		566,199

TOTAL NET ASSETS — 100.0%		$66,595,459

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

PLC — Public Limited Company.

CVR — Contingent Valued Rights.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.2%	$94,561
Aerospace & Defense	1.0%	590,117
Agriculture	0.3%	167,721
Airlines	0.5%	296,844
Apparel	0.9%	559,407
Auto Manufacturers	0.1%	89,986
Auto Parts & Equipment	1.2%	700,771
Banks	10.5%	6,245,059
Beverages	0.4%	215,720
Biotechnology	5.6%	3,341,122
Building Materials	2.0%	1,196,511
Chemicals	2.1%	1,234,581
Coal	0.2%	137,748
Commercial Services	6.3%	3,702,336
Computers	2.6%	1,535,741
Cosmetics & Personal Care	0.2%	122,494
Distribution & Wholesale	0.8%	493,344
Diversified Financial Services	2.2%	1,302,203
Electric	2.2%	1,327,987
Electrical Components & Equipment	1.1%	628,709
Electronics	2.3%	1,348,648
Energy-Alternate Sources	0.6%	376,373
Engineering & Construction	1.7%	980,120
Entertainment	1.2%	701,658
Environmental Control	1.1%	666,028
Food	1.7%	1,017,933
Forest Products & Paper	0.2%	125,249
Gas	1.4%	843,368
Hand & Machine Tools	0.4%	215,055
Healthcare Products	4.5%	2,660,255
Healthcare Services	2.2%	1,280,570
Holding Companies	0.1%	42,198
Home Builders	1.3%	792,872
Home Furnishings	0.5%	320,757
Household Products & Wares	0.5%	326,141
Housewares	—%	3,540
Insurance	3.3%	1,983,764
Internet	2.0%	1,208,170
Investment Companies	0.2%	137,167
Iron & Steel	0.6%	361,624
Leisure Time	0.7%	422,113
Lodging	0.3%	151,069
Machinery - Construction & Mining	0.2%	107,279
Machinery - Diversified	1.2%	702,934
Media	0.9%	527,217
Metal Fabricate/Hardware	1.1%	655,217
Mining	0.7%	387,011
Miscellaneous Manufacturing	1.7%	994,990
Office & Business Equipment	0.1%	33,642
Office Furnishings	0.5%	268,828
Oil & Gas	1.8%	1,040,464
Oil & Gas Services	1.1%	637,261
Packaging and Containers	0.1%	47,144
Pharmaceuticals	3.8%	2,267,778
Pipelines	0.2%	93,351
Publishing / Newspapers	0.2%	97,825
Real Estate	0.7%	412,957
Retail	5.0%	2,935,911
Savings & Loans	1.9%	1,105,452
Semiconductors	2.6%	1,535,911
Software	4.3%	2,564,810
Storage & Warehousing	0.1%	71,398
Telecommunications	2.2%	1,294,386
Textiles	0.2%	101,222
Toys, Games & Hobbies	—%	12,345
Transportation	1.4%	825,156
Trucking and Leasing	0.2%	141,693
Water	0.6%	370,433

	100.0%	$59,180,249

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS
Advertising	$94,561	$94,561	$—	$—
Aerospace & Defense	590,117	590,117	—	—
Agriculture	167,721	167,721	—	—
Airlines	296,844	296,844	—	—
Apparel	559,407	559,407	—	—
Auto Manufacturers	89,986	89,986	—	—
Auto Parts & Equipment	700,771	700,771	—	—
Banks	6,245,059	6,245,059	—	—
Beverages	215,720	215,720	—	—
Biotechnology	3,341,122	3,341,122	—	—
Building Materials	1,196,511	1,196,511	—	—
Chemicals	1,234,581	1,234,581	—	—
Coal	137,748	137,748	—	—
Commercial Services	3,702,336	3,641,824	60,512	—
Computers	1,535,741	1,535,741	—	—
Cosmetics & Personal Care	122,494	122,494	—	—
Distribution & Wholesale	493,344	493,344	—	—
Diversified Financial Services	1,302,203	1,302,203	—	—
Electric	1,327,987	1,327,987	—	—
Electrical Components & Equipment	628,709	628,709	—	—
Electronics	1,348,648	1,348,648	—	—
Energy-Alternate Sources	376,373	376,373	—	—
Engineering & Construction	980,120	980,120	—	—
Entertainment	701,658	701,658	—	—
Environmental Control	666,028	666,028	—	—
Food	1,017,933	1,017,933	—	—
Forest Products & Paper	125,249	125,249	—	—
Gas	843,368	843,368	—	—
Hand & Machine Tools	215,055	215,055	—	—
Healthcare Products	2,660,255	2,660,255	—	—
Healthcare Services	1,280,570	1,280,570	—	—
Holding Companies	42,198	42,198	—	—
Home Builders	792,872	792,872	—	—
Home Furnishings	320,757	320,757	—	—
Household Products & Wares	326,141	326,141	—	—
Housewares	3,540	3,540	—	—
Insurance	1,983,764	1,983,764	—	—
Internet	1,208,170	1,208,170	—	—
Investment Companies	137,167	137,167	—	—
Iron & Steel	361,624	361,624	—	—
Leisure Time	422,113	422,113	—	—
Lodging	151,069	151,069	—	—
Machinery - Construction & Mining	107,279	107,279	—	—
Machinery - Diversified	702,934	702,934	—	—
Media	527,217	527,217	—	—
Metal Fabricate/Hardware	655,217	655,217	—	—
Mining	387,011	387,011	—	—
Miscellaneous Manufacturing	994,990	994,990	—	—
Office & Business Equipment	33,642	33,642	—	—
Office Furnishings	268,828	268,828	—	—
Oil & Gas	1,040,464	1,040,464	—	—
Oil & Gas Services	637,261	637,261	—	—
Packaging and Containers	47,144	47,144	—	—
Pharmaceuticals	2,267,778	2,267,778	—	—
Pipelines	93,351	93,351	—	—
Publishing / Newspapers	97,825	97,825	—	—
Real Estate	412,957	412,957	—	—
Retail	2,935,911	2,935,911	—	—
Savings & Loans	1,105,452	1,105,452	—	—
Semiconductors	1,535,911	1,535,911	—	—
Software	2,564,810	2,564,810	—	—
Storage & Warehousing	71,398	71,398	—	—
Telecommunications	1,294,386	1,294,386	—	—
Textiles	101,222	101,222	—	—
Toys, Games & Hobbies	12,345	12,345	—	—
Transportation	825,156	825,156	—	—
Trucking and Leasing	141,693	141,693	—	—
Water	370,433	370,433	—	—

TOTAL COMMON STOCKS	59,180,249	59,119,737	60,512	—

REAL ESTATE INVESTMENT TRUSTS	5,816,643	5,816,643	—	—
RIGHTS	6,245	—	6,245	—
SHORT-TERM INVESTMENTS	1,026,123	1,026,123	—	—

TOTAL INVESTMENTS	$66,029,260	$65,962,503	$66,757	$—

LIABILITIES TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(39,310)	$(39,310)	$—	$—

TOTAL LIABILITIES -OTHER FINANCIAL INSTRUMENTS	$(39,310)	$(39,310)	$—	$—

(1)     Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Open futures contracts held by the Fund at September 30, 2019 were as follows:

Futures Contracts:

Type	Futures Contract	Expiration Date	Number of Contract	Units per Contracts	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	Russell 2000 Mini Index	12/20/2019	13	50	$1,525	$991,250	$—	$(39,310)

Total							$—	$(39,310)